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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22691

F/m Funds Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Oakhurst Fixed Income Fund

Oakhurst Short Duration Bond Fund

Oakhurst Short Duration
High Yield Credit Fund

SEMI-ANNUAL REPORT
February 28, 2021
(Unaudited)

F/m FUNDS
Letter to Shareholders
March 31, 2021

“Poking the Bear”

Dating back more than a century, the colorful idiom came into prominence during the Cold War as a warning to avoid angering the nuclear-armed Soviet Union. “Poking the bear” refers to an act of deliberately antagonizing someone or something to provoke a reaction, an apropos expression that can be easily applied to several prominent issues today. The parallel for today is that long dormant inflation may be awakening from its lengthy hibernation as fiscal and monetary authorities seem intent upon poking this great grizzly.

With the introduction of a $2.3 trillion infrastructure plan, on the heels of the $1.9 trillion coronavirus relief bill, the Biden administration is accelerating an already aggressive fiscal policy stance. While higher corporate taxes have been proposed to pay for the “American Jobs Plan,” its focus will be on roads, bridges, broadband, and research and development, and it is only part one of an enormous investment plan. Part two of Biden’s ambitious plan will release additional details in the weeks ahead and will likely cost another $1 trillion and $2 trillion. As the economy has already entered a healthy recovery phase, these massive stimulus programs threaten to bolster growth too much, potentially prompting overheating and forcing a premature policy response.

Aggressive policy making is nothing new to the Federal Reserve and its global central bank brethren. Since the Great Financial Crisis in 2008, the Federal Reserve (“the Fed”) has married its zero-interest rate policy, or ZIRP, with a plethora of additional programs as it attempts to attain its dual mandate of full employment and stable prices. Maintaining orderly financial markets has been seen as a prerequisite to its efforts and has led to an unprecedented expansion of the Fed’s balance sheet. While mainly concentrating on purchases of U.S. Treasuries and mortgage-backed securities (Quantitative Easing), the Fed boldly expanded into other parts of the market in March 2020. To ensure that credit markets remain available to corporate borrowers, the Fed developed programs which included purchases of investment grade and high yield bonds and ETFs. Though only a relatively modest amount of corporate bonds was purchased, the mere announcement of Fed support quickly remedied much of the liquidity issues and market valuations swiftly rebounded. Now, a year later, with markets functioning quite smoothly, the Fed has maintained a very sizeable $120 billion per month of QE and has kept the Fed Funds rate at zero. Fed Chair Powell has been quite clear that the Fed does not intend to hike short-term rates until at least the end of 2023, so easy monetary policy is expected to remain for the foreseeable future. Some strategists have argued that QE will be tapered in the second half of 2022, though the Fed has remained noncommittal.

Any continued increase in longer term bond yields may, in fact, push the Fed to increase, rather than decrease, the purchases of longer maturity Treasuries to keep a lid on rates and limit any damage to the economic recovery.

The backdrop of extremely aggressive fiscal and monetary policies would likely be enough on its own to improve GDP growth and increase broad price measures. Following a year of the global pandemic, with varying degrees of economic closures, the rollout of vaccines and re-opening of most facets of the economy are certain to unveil a significant amount of pent-up demand. Areas that were hit hardest, such as restaurants and travel, will experience meaningful bounce backs.

Prior to the pandemic, the nationalist movement was already well in swing, causing global supply chains to become stressed as countries focused on moving production back home. As COVID-19 spread across the globe, supply chains suffered further damage as shortages from toilet paper, beef, and technology products became evident. Highlighting the fragility of supply chains, the six-day Suez Canal blockage caused by the grounding of the enormous Ever Given container ship will further pressure prices for numerous goods. Coupled with rising commodity prices, heightened input costs should translate into higher goods prices in the months ahead.

After stumbling out of the gate, U.S. vaccination progress has been gaining momentum, recently administering a record 4 million shots in one day. With more than 70% of adults over 65 years old having received at least one shot, and more than 40% being fully vaccinated, the U.S. is well on its way to herd immunity. Though it remains difficult to obtain a vaccination appointment in many states, supplies are ramping up and most states are accepting appointments for all age groups within the next few weeks. The expectation that a majority of the population will be fully vaccinated within several weeks may hasten the recovery and push growth expectations higher. To date, analysts have been consistently increasing GDP estimates as numerous signs add to the optimism for a full reopening in the months ahead. With many anticipating a healthy 5% rate of growth, several firms have lifted expectations in recent weeks. In March, the Fed elevated its 2021 GDP forecast from 4.2% to 6.5%, while Goldman Sachs and Morgan Stanley noted the more aggressive fiscal policy responses as central to their improved estimates to 8% and 8.1%, respectively.

Robust growth will help to repair the employment sector, which suffered dramatically during the second quarter of 2020. Having reached nearly 15%, the unemployment rate has steadily dropped to 6.0% in its most recent release. Despite adding 916,000 new jobs in March, nearly ten million U.S. workers remain unemployed, and the rate of those underemployed, as measured by the U-6, remains stubbornly high at 10.9%. Thus, while slack in the jobs market may limit immediate wage pressures, average hourly wages have risen by 4.2% over the past year and government transfer payments will add considerably to disposable incomes. The combination of pent-up demand and a high propensity to spend will result in much of this income disbursed on goods and services and enable companies to pass along higher prices.

For many years, there have been economists and market strategists arguing that inflation is poised to rise. Following the Great Financial Crisis and the extremely accommodative monetary policies by global central banks, the predictions for inflation grew louder during the eventual recovery. Years later, following the absence of price pressures, most market participants have abandoned the old-school Phillips Curve framework as they no longer believe there is necessarily a trade-off between employment and inflation. More recently, other historically important concerns have dissipated as Modern Monetary Theory, or MMT, has shifted from a fringe theory to a more mainstream philosophy. MMT proposes that a government that controls its own currency can spend freely, rather than be constrained by tax receipts or budget deficits. Government spending can grow to help the economy reach its full capacity without worrying about deficits since money can always and easily be created to pay off indebtedness. Though many traditional economists take great umbrage with MMT and its proponents, various legislators and policymakers appear to have embraced its tenets, which is only likely to gain more followers and further open the floodgates for additional government spending.

The growing list of evidence supporting strong growth and higher inflation is mounting. Extreme fiscal and monetary efforts, coupled with the economic reopening, pent-up demand, robust growth expectations, and a de-globalization movement are primary reasons that commodity prices have soared, the yield curve has steepened, and market-implied inflation rates have elevated. With all these forces working toward higher price levels, it certainly begs the question as to the rationale for introducing policies that may increase the risk of overheating the economy or incite too lofty an increase in inflation. Said another way, with so much improvement visible in the U.S. and abroad, why poke the bear and risk angering her?

Should the great bear awaken, the Fed may be found guilty of prodding her too much. One possible stick to the hibernating bear is the Fed’s change in its inflation targeting. In the aftermath of the pandemic-induced economic shutdown, most of the Fed’s immediate responses were both necessary and helpful. However, the more recent altering of its inflation target is more worrisome. For years, the central bank has employed a 2% inflation target, with an understanding that it served as a ceiling. Breaches above this threshold would be dealt with promptly to ensure a stable price environment. However, the Fed’s adoption of a symmetrical target of 2%, with extended shortfalls being offset with sustained overshoots, strikes many as dangerous. Having registered average price gains, as measured by the Fed’s preferred core PCE price index, of approximately 1.5% for the past decade, this newly adopted framework suggests that the Fed should now attempt to have inflation run hot at 2.5% over the next several years.

The Fed, in its ever-growing dovish ways, will label the upcoming increase in price levels as transitory, one of its favorite and most reliable excuses for inactivity. Due to the economic shutdown and falling prices that occurred from March 2020 through

May 2020, highlighted by a -0.7% CPI reading in April 2020, the base level comparisons for the year-over-year inflation measures are certain to appear considerably above recent figures. Thus, in this instance, the appearance of surging prices may not provide an accurate depiction of ongoing price changes, but it is unlikely to return to the more subdued 1-2% range any time soon. Money supply has grown at an impressive clip, with M1 and M2 measures surging 21% and 18%, respectively, over the past year. Though this expansion of money supply has not yet proven inflationary, much of that is due to a depressed velocity of money. Stay-at-home measures, business shutdowns, and heavy job losses contributed meaningfully to a reduction in the rate at which money changes hands, but this should begin to change with the vaccine rollout and business reopenings, as well as the sizeable job gains and government transfer payments to households. Other inflation signals support the case for higher price levels. Commodity prices, including precious metals, have gained considerably over the past year, with the CRB index up more than 10% year-to-date and greater than 51% over the past year. The steepening of the yield curve is also indicative of stronger growth and inflation. Having been as flat as 11 basis points in Feb 2020, the yield differential between the 10-year U.S. Treasury note and 2-year U.S. Treasury has widened to 158 basis points at the end of March 2021. Market-implied inflation, as measured by the difference between the same 10-year U.S. Treasury note and the 10-year TIPS, has also confirmed investors’ changing opinion of upcoming inflation. From its recent March 2020 nadir of 55 basis points, the market is now expecting the inflation rate over the next decade to average 2.37%, the highest level since 2014.

The Fed’s determination to maintain its zero-interest rate policy and refrain from tapering QE for the foreseeable future, as well as the substantial fiscal largesse, threatens to not only awake the sleeping bear from its slumber, but also may resurrect the long- absent “bond vigilantes.” Coined by Wall Street economist Ed Yardeni back in the 1980s, this group of bond market investors first came into prominence in the 1980s with their retaliation against the undisciplined actions from fiscal and monetary policy makers. Whether reckless spending or inflationary monetary actions, the bond vigilantes would aggressively sell bonds and push yields higher, thus punishing past deeds and warning authorities that the market will not accept policies that reignite inflation.

While few market participants seem overly concerned by the unprecedented monetary and fiscal activities, with market manipulation and supportive actions becoming both commonplace and eagerly accepted, there may still be a small contingent of bond market investors that believes unfettered money printing and spending could become problematic. As such, the first quarter finally experienced a noteworthy increase in benchmark yields, with the ten-year Treasury increasing from 0.92% at year end to 1.74% at the quarter’s close. Though credit spreads remained well behaved, price declines were felt across intermediate and longer-dated bonds.

Although the nascent return of bond vigilantes may not be enough to pressure policy makers to moderate their vast spending and excessive monetary accommodation, it may have served as an early warning shot to certain investors and could curb dangerous behavior. Following the crazed trading in meme stocks, epitomized by the frenzy with GameStop shares, and the blowup of highly levered Archegos Capital Management, the shift higher in rates might reduce some of the most egregious speculation. And should the move up in rates become more pronounced, risk assets will certainly face increased pressure. However, a significant deterioration in financial markets would be met with either monetary action, namely yield curve control, or additional fiscal stimulus. The Fed is quite aware of the damage that higher rates can cause, especially as households, businesses, and governments have become accustomed and reliant upon inexpensive financing. In addition, as low risk assets become more attractive, some investors will no longer need to stretch for yield in higher-risk securities, thus posing a further threat of market danger. For these reasons, if rates move too high, likely 2.50% on the ten-year, the Fed will embark on yield curve control to establish a ceiling on rates or even to push them back to a more comfortable level for the markets.

Following such expansive efforts, the Fed should be determining appropriate exit points at which it could wean investors off their dependence. Based upon recent comments the Fed’s generosity knows no bounds. In addition to its desire to allow inflation to run above 2%, the Fed seems to have also adjusted the target for the second part of its dual mandate, full employment. Rather than focusing on headline unemployment figures, the Fed will place increased weight on sub-indices. Unemployment for minorities, wage growth for the bottom quartile, and labor force participation for those without college degrees comprise important statistics that the Fed will more closely monitor. The central bank intends to delay monetary tightening until this new definition of full employment is reached, pushing back the field goal posts and making the challenge considerably more difficult.

It appears that the rules of the game are changing, with the definitions for the Fed’s dual mandate becoming more loosely interpreted. At the same time, fiscal stimulus is ramping up to untested heights. Since the markets have grown more dependent upon government aid, tapering either type of stimulus will likely be pushed well into the future. But with equities near all-time highs and the economy projected to produce robust growth, additional monetary and fiscal support should be used judiciously as excessive stimulus can create considerable risks. This may no longer be a simple stick, but rather a red-hot poker that could awaken a very angry bear.

Barry P. Julien, CFA®

Oakhurst Capital Management LLC

Chief Investment Officer & Portfolio Manager

The Oakhurst Fixed Income Fund (OHFIX)

The powerful elixir of aggressive monetary and fiscal policies, successful vaccine rollouts, economic reopenings, and pent-up demand has elevated optimism on future growth prospects. GDP revisions for 2021 have been plentiful, with most estimates ranging from 6% to 8% growth for the year. Encouraging data from the manufacturing sector, with the February ISM Manufacturing PMI matching its highest point since 2004, certainly fueled the enthusiasm. Corroborating evidence from the services sector provided confirmation of the resurgence as the ISM Services PMI remains solidly in the expansionary phase. With consumer confidence and housing prices staying elevated, there are concerns that increasing inflation may pose risks to the rebound and negatively impact financial markets.

To date, though, investors have focused on the growing evidence of domestic strength and continue to favor risky assets. As such, the demand for safe-haven U.S. Treasuries has lessened, pushing benchmark yields considerably higher during the period. Over the past six months, with the near doubling of the all-important benchmark ten-year Treasury yield from 0.71% to 1.41%, capital losses were unavoidable. Fortunately, the Fund’s strategy of maintaining a significant underweight in Treasuries and portfolio duration helped mitigate some of the impact from higher rates. The sizeable overweight in corporate bonds also proved beneficial, and the holdings of mortgage-backed securities produced the strongest relative performance as higher rates reduced the incentive to refinance. For the six-month period ended February 28, 2021, the Fund generated a net return of -0.11%, outperforming the loss of -1.55% for the Bloomberg Barclays Aggregate Bond Index. Having enjoyed its largest inflow ever in December, Fund assets grew meaningfully, rising from $96.4 million in August 2020 to $150.9 million at the end of February 2021.

The Oakhurst Short Duration Bond Fund (OHSDX)

With most of the impact of higher growth and inflation expectations affecting intermediate and longer-term maturities, the shorter duration focus of the Fund was advantageous during the period. Also helpful was the Fund’s sector allocations as the preference for higher-yielding assets and the minimization of exposure to U.S. Treasuries proved prescient. Although monthly cash flows from the MBS holdings have been elevated, higher rates and the resulting reduction in refinance risk contributed to performance. In addition, the enhanced yields from the overweight allocation to corporate bonds continued to aid relative performance. After maintaining a duration below that of the index for much of the past year, the slight steepening of the yield curve and superior yields found just beyond three years improved the risk-reward opportunity to lengthen the Fund. Thus, the Fund enhanced its yield through several maturity extension trades, primarily within the corporate bond sector. For the six-month period ended February 28, 2021, the Fund was able to generate a positive net return of 1.64%, comfortably besting the gain of 0.22% for the ICE BofA 1-3 Year U.S. Corporate & Government Index. From $125.8 million at the end of August 2020, the Fund experienced small inflows and outflows, finishing the period at $129.5 million.

The Oakhurst Short Duration High Yield Credit Fund (OHSHX)

The high yield market continued to generate positive alpha and maintained the momentum from the end of last year. The gradual removal of COVID-19 movement restrictions across the country and the accelerating deployment of vaccines more than offset near-term inflation concerns stemming from the stimulus bill and newly proposed infrastructure bill. The strong demand for bonds was evident by the robust new issue market. In 2020, high yield issuance set an all-time record for total dollar volume in a year. However, the market is poised to establish a new quarterly record in the first quarter as it is on an unprecedented pace for debt issuance. Moreover, the majority of the deals were heavily oversubscribed, despite the asset class experiencing sizeable outflows, which had not been evident since the same period last year. The risk appetite leaned toward the lowest rated CCC securities. In the quarter, the broad BB index, with its higher correlation to interest rates, returned 3.88%, while the B index gained 6.12% and the CCC index soared an impressive 19.40%. During the six-month period ended February 28, 2021, the Fund produced a net return of 6.37%, trailing the 7.00% gain for the ICE BofA 1-5 Year Cash Pay High Yield Constrained Index. The strongest contribution to the Fund’s performance came from the Consumer Cyclical and Telecommunications industries, while the largest detractors were the Industrials and Energy sectors. The Fund enjoyed inflows during the period, pushing assets up from $41.9 million to $54.3 million by the end of February 2021.

OAKHURST FIXED INCOME FUND Portfolio Information
February 28, 2021 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
U.S. Treasury Bonds, 5.250%, due 11/15/28	2.4%
GNMA, Series 2020-122-DP, 2.500%, due 07/20/50	2.2%
U.S. Treasury Notes, 2.875%, due 05/15/28	2.2%
U.S. Treasury Notes, 1.625%, due 02/15/26	2.1%
U.S. Treasury Notes, 2.375%, due 05/15/29	1.9%
GNMA, Series 2019-061-KU, 3.500%, due 05/20/49	1.7%
GNMA, Series 2020-134-NP, 2.500%, due 09/20/50	1.7%
U.S. Treasury Bonds, 3.000%, due 05/15/42	1.7%
U.S. Treasury Bonds, 2.500%, due 02/15/45	1.6%
FHLMC, Series 4960-PD, 2.000%, due 10/25/49	1.5%

OAKHURST SHORT DURATION BOND FUND
Portfolio Information
February 28, 2021 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
JPMorgan Mortgage Trust, 144A, Series 2018-1-A7, 3.500%, due 06/25/48	1.5%
FHLMC, Series 4674-VB, 3.500%, due 07/15/28	1.4%
Sequoia Mortgage Trust, 144A, Series 2013-5-A2, 3.000%, due 05/25/43	1.4%
American Home Mortgage, Series 2004-3, 1.757% (a), due 10/25/34	1.3%
U.S. Treasury Notes, 2.875%, due 10/31/23	1.2%
FHLMC, Series 4444-CH, 3.000%, due 01/15/41	1.2%
CPS Auto Trust, 144A, Series 2018-D, 4.340%, due 09/16/24	1.2%
Provident Funding Mortgage Trust, 144A, Series 2019-1, 3.000% (a), due 12/25/49	1.2%
Athene Global Funding, 144A, 2.750%, due 06/25/24	1.1%
Southwest Airlines Company, 4.750%, due 05/04/23	1.1%

(a)	Variable rate security.

OAKHURST SHORT DURATION HIGH YIELD CREDIT FUND
Portfolio Information
February 28, 2021 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Long-Term Holdings

% of
Security Description	Net Assets
American Airlines Group Pass-Through Certificates, Series 2014-1-B, 4.375%, due 04/01/24	1.5%
Stena International S.A., 144A, 6.125%, due 02/01/25	1.5%
Antares Holdings, L.P., 144A, 6.000%, due 08/15/23	1.4%
NSG Holdings, LLC, 144A, 7.750%, due 12/15/25	1.4%
New York Community Bancorp, Inc., 5.900% (a), due 11/06/28	1.4%
Clear Channel Worldwide Holdings, Inc., 9.250%, due 02/15/24	1.3%
Covey Park Energy, LLC, 144A, 7.500%, due 05/15/25	1.3%
Rattler Midstream, L.P., 144A, 5.625%, due 07/15/25	1.3%
Surgery Center Holdings, Inc., 144A, 6.750%, due 07/01/25	1.3%
Chobani, LLC, 144A, 7.500%, due 04/15/25	1.3%

(a)	Variable rate security.

OAKHURST FIXED INCOME FUND
Schedule of Investments
February 28, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 19.8%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank — 1.3%
Federal Farm Credit Bank	1.150%	08/12/30	$2,000,000	$1,916,579

Federal Home Loan Bank — 0.6%
Federal Home Loan Bank	2.125%	03/10/23	350,000	363,925
Federal Home Loan Bank	3.250%	03/08/24	535,000	581,479
				945,404
Small Business Administration — 0.0% (a)
SBA, Series 2009-20A-1	5.720%	01/01/29	45,767	50,501

Tennessee Valley Authority — 1.3%
Tennessee Valley Authority	7.125%	05/01/30	1,350,000	1,998,236

U.S. Treasury Bonds — 8.0%
U.S. Treasury Bonds	2.875%	07/31/25	1,540,000	1,689,368
U.S. Treasury Bonds	5.250%	11/15/28	2,757,000	3,576,669
U.S. Treasury Bonds	5.250%	02/15/29	1,457,000	1,900,019
U.S. Treasury Bonds	3.000%	05/15/42	2,175,000	2,517,562
U.S. Treasury Bonds	2.500%	02/15/45	2,313,000	2,457,111
				12,140,729
U.S. Treasury Notes — 8.6%
U.S. Treasury Notes	2.250%	11/15/25	500,000	535,508
U.S. Treasury Notes	1.625%	02/15/26	2,991,000	3,115,781
U.S. Treasury Notes	2.750%	02/15/28	1,450,000	1,604,799
U.S. Treasury Notes	2.875%	05/15/28	2,907,000	3,246,074
U.S. Treasury Notes	2.375%	05/15/29	2,697,000	2,922,136
U.S. Treasury Notes	1.625%	08/15/29	1,450,000	1,485,004
				12,909,302

Total U.S. Government & Agencies (Cost $29,802,187)				$29,960,751

MUNICIPAL BONDS — 0.3%	Coupon	Maturity	Par Value	Value
California State Health Facilities Financing Authority, Revenue Bond	2.704%	06/01/30	$260,000	$276,632
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	230,000	245,974
Total Municipal Bonds (Cost $490,697)				$522,606

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

ASSET-BACKED SECURITIES — 4.4%	Coupon	Maturity	Par Value	Value
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	$127	$128
Coinstar Funding, LLC, 144A, Series 2017-1A	5.216%	04/25/47	1,424,500	1,430,347
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (c)	0.718%	11/25/34	212,414	211,902
Countrywide Asset-Backed Certificates, Series 2005-1-AF5	5.497%	07/25/35	90,226	92,091
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (c)	3.787%	05/20/49	1,350,435	1,381,049
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1A-A2II	4.474%	10/25/45	1,014,950	1,075,258
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	752,675	756,235
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	818,813	832,053
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (c)	0.398%	10/25/34	726,683	703,795
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)(c)	4.711%	08/25/35	85,017	86,121
Total Asset-Backed Securities (Cost $6,371,354)				$6,568,979

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 5.6%
FHLMC, Series 2515-UP	5.500%	10/15/22	$14,336	$14,754
FHLMC, Series 3827-HA	3.500%	11/15/25	147,077	155,266
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	535,509
FHLMC, Series 2569-LD	5.500%	02/15/33	55,193	62,792
FHLMC, Series 3793-UA	4.000%	06/15/33	57,569	63,083
FHLMC, Pool #FG C91859	3.500%	12/01/35	447,819	485,379
FHLMC, Series 3622-WA	5.500%	09/15/39	332,185	373,422
FHLMC, Series 3843-JA	4.000%	04/15/40	33,655	35,109
FHLMC, Series 4088-PA	3.000%	12/15/40	166,775	170,611
FHLMC, Series 3940-PD	2.500%	02/15/41	341,995	355,578

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 5.6% (Continued)
FHLMC, Series 4017-MA	3.000%	03/15/41	$11,139	$11,226
FHLMC, Series 4636-EA	3.000%	03/15/41	247,890	250,256
FHLMC, Series 4226-AN	4.000%	04/15/41	145,486	150,699
FHLMC, Series 4077-AP	4.000%	01/15/42	74,843	79,542
FHLMC, Series 4673-KA	3.500%	08/15/42	68,166	68,711
FHLMC, Series 4183-PA	3.500%	01/15/43	97,523	101,482
FHLMC, Series 4566-CA	3.000%	01/15/43	540,985	556,380
FHLMC, Series 4772-CA	4.000%	01/15/43	36,876	36,972
FHLMC, Series 4886-LA	4.000%	03/15/43	48,450	48,469
FHLMC, Series 4769-L	4.000%	06/15/44	87,798	88,887
FHLMC, Series 4758-HA	4.000%	06/15/45	752,980	766,881
FHLMC, Series 4753-JA	3.000%	12/15/47	493,916	517,663
FHLMC, Series 4760-A	3.000%	02/15/48	1,199,072	1,288,122
FHLMC, Series 4960-PD	2.000%	10/25/49	2,209,541	2,260,369
				8,477,162
Federal National Mortgage Association — 3.1%
FNMA, Series 2005-80-BA	5.000%	04/25/29	34,660	38,710
FNMA, Series 2009-96	4.000%	11/25/29	166,365	180,557
FNMA, Pool #MA1201	3.500%	10/01/32	170,751	185,129
FNMA, Series 2004-W3-A-7	5.500%	05/25/34	910,000	1,028,148
FNMA, Pool #MA0584	4.500%	10/01/40	29,150	31,189
FNMA, Series 2013-13-MA	4.000%	01/25/43	368,084	403,581
FNMA, Series 2016-49-LA	3.500%	01/25/43	461,336	478,212
FNMA, Series 2014-80-KA	2.000%	03/25/44	483,713	479,580
FNMA, Series 2016-24-HA	3.000%	04/25/44	294,317	299,652
FNMA, Series 2017-22-EC	3.000%	06/25/44	703,198	724,212
FNMA, Series 2016-89-CG	3.000%	04/25/46	224,629	237,165
FNMA, Series 2018-45	3.000%	06/25/48	515,813	543,568
				4,629,703
Government National Mortgage Association — 12.3%
GNMA, Series 2020-078-CB	5.000%	09/20/34	668,234	701,713
GNMA, Series 2009-104	4.500%	08/16/39	67,512	70,417
GNMA, Series 2011-138	4.000%	06/20/41	9,151	9,349
GNMA, Series 2015-185-P	2.750%	11/20/42	88,711	90,210
GNMA, Series 2019-43-LA	4.000%	01/20/47	62,522	63,073

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association — 12.3% (Continued)
GNMA, Series 2017-84-JD	3.000%	05/20/47	$157,500	$165,149
GNMA, Series 2018-6-JA	2.750%	01/20/48	294,543	310,928
GNMA, Series 2019-061-KU	3.500%	05/20/49	2,507,474	2,606,512
GNMA, Series 2019-099-JC	3.000%	08/20/49	264,535	273,962
GNMA, Series 2019-152-HA	3.500%	08/20/49	1,258,976	1,290,147
GNMA, Series 2020-5	3.500%	12/20/49	1,080,506	1,127,875
GNMA, Series 2020-133-A	5.935%	05/01/50	733,945	854,268
GNMA, Series 2020-084-WA	3.500%	06/20/50	677,675	701,759
GNMA, Series 2020-095-NB	4.500%	07/20/50	253,145	262,210
GNMA, Series 2020-122-DP	2.500%	07/20/50	3,201,715	3,316,451
GNMA, Series 2020-123-PB	2.250%	08/20/50	1,112,450	1,152,486
GNMA, Series 2020-133	3.500%	09/20/50	1,399,533	1,449,024
GNMA, Series 2020-134-NP	2.500%	09/20/50	2,440,431	2,528,428
GNMA, Series 2020-183-AY	2.000%	11/20/50	1,568,546	1,613,113
				18,587,074
Non-Agency — 11.0%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (c)	5.000%	12/25/33	152,741	157,607
Bank of America Funding Corporation, Series 2003-J-2A1 (c)	2.613%	11/25/33	408,186	400,499
Bank of America Funding Corporation, Series 2004-A-3A1 (c)	2.743%	02/25/34	114,354	116,529
Bank of America Funding Corporation, Series 2005-E-4A1 (c)	2.923%	03/20/35	4,863	4,956
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (c)	2.972%	01/25/34	262,097	274,659
Countrywide Home Loans, Inc., Series 2003-49-A9 (c)	2.741%	12/19/33	53,369	54,456
Credit Suisse First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (c)	2.520%	11/25/32	47,911	49,850
Credit Suisse First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	33,434	34,137
HarborView Mortgage Loan Trust, Series 2003-1-A (c)	2.570%	05/19/33	58,149	59,361
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (c)	0.690%	06/19/34	107,376	111,999

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 11.0% (Continued)
Impac CMB Trust, Series 2004-10-4A (1MO LIBOR + 94) (c)	1.058%	03/25/35	$59,118	$58,517
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (c)	0.718%	05/25/35	359,071	358,678
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (c)	0.618%	05/25/37	465,522	469,651
Impac CMB Trust, 144A, Series 2007-A-M1 (1MO LIBOR + 80) (c)	0.918%	05/25/37	463,030	463,763
Impac Secured Assets Corporation, Series 2003-3-A1 (c)	5.046%	08/25/33	40,093	41,456
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (c)	0.468%	05/25/36	334,543	337,603
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (c)	0.378%	01/25/36	110,759	112,443
JPMorgan Mortgage Trust, Series 2003-A1 (c)	2.374%	10/25/33	167,273	169,340
JPMorgan Mortgage Trust, Series 2004-A1 (c)	2.106%	02/25/34	136,624	139,103
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (c)	2.726%	06/25/34	114,601	114,549
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (c)	2.946%	09/25/34	735,124	764,114
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (c)	2.676%	12/25/34	44,028	45,991
JPMorgan Mortgage Trust, 144A, Series 2013-3-A3 (c)	3.396%	07/25/43	123,434	126,962
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (c)	3.500%	05/25/47	293,168	298,186
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (c)	3.500%	05/25/47	316,345	317,363
JPMorgan Mortgage Trust, 144A, Series 2018-1-A7	3.500%	06/25/48	1,500,000	1,529,637
JPMorgan Mortgage Trust, 144A, Series 2017-4-A-6	3.000%	11/25/48	57,752	57,749
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (c)	2.198%	09/25/33	58,788	58,845

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 11.0% (Continued)
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	$64,820	$67,340
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (c)	3.524%	05/25/34	131,770	132,973
Merrill Lynch Mortgage Investors Trust, Series 2004-1-A2 (c)	1.018%	11/25/34	1,289,027	1,287,642
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (c)	3.074%	12/25/34	306,977	328,272
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (c)	3.750%	12/25/52	63,760	65,791
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2	3.750%	08/25/55	337,264	357,174
New Residential Mortgage Loan Trust, 144A, Series 2017-3-A-1	4.000%	04/25/57	386,397	410,854
Opteum Mortgage Acceptance Corporation, Series 2005-5 (c)	5.850%	12/25/35	111,007	112,690
SBA Tower Trust, 144A, Series 2020-1-2-1C (c)	1.884%	07/15/50	300,000	309,421
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (c)	0.770%	01/20/34	447,667	455,022
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (c)	0.691%	07/20/34	173,532	174,309
Sequoia Mortgage Trust, Series 2012-3-A21 (c)	3.000%	07/25/42	59,629	60,836
Sequoia Mortgage Trust, Series 2012-4-A2 (c)	3.000%	09/25/42	46,622	47,278
Sequoia Mortgage Trust, 144A, Series 2013-5-A-1	2.500%	05/25/43	340,323	347,512
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	460,565	465,699
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (c)	2.857%	02/25/34	140,062	141,899
Structured Asset Mortgage Investments II Trust, Series 2004-AR6 (1MO LIBOR + 70) (c)	0.461%	02/19/35	1,330,481	1,343,352

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 32.0% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 11.0% (Continued)
Structured Asset Mortgage Investments, Inc., Series 2003-AR4 (1MO LIBOR + 70) (c)	0.830%	01/19/34	$43,218	$43,134
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (c)	0.461%	12/19/34	92,890	96,420
Structured Asset Securities Corporation, Series 1998-11-2B1 (c)	3.287%	01/25/32	10,073	10,230
Structured Asset Securities Corporation, Series 1998-11-2B2 (c)	3.287%	01/26/32	21,675	22,922
Structured Asset Securities Corporation, Series 2003-9A (c)	2.478%	03/25/33	136,045	141,915
Structured Asset Securities Corporation, Series 2003-34A-5A4 (c)	2.467%	11/25/33	191,317	194,842
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	62,174	65,362
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (c)	2.714%	08/25/33	657,545	672,380
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (c)	2.900%	08/25/33	261,334	269,874
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (c)	1.716%	02/27/34	169,859	173,448
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR2-1-A-1A (c)	0.448%	01/25/45	1,444,185	1,438,020
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13 (1MO LIBOR + 78) (c)	0.898%	10/25/45	260,019	271,179
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	351,515	367,551
				16,603,344

Total Collateralized Mortgage Obligations (Cost $47,619,962)				$48,297,283

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 42.7%	Coupon	Maturity	Par Value	Value
Communications — 3.8%
CBS Corporation	7.875%	07/30/30	$885,000	$1,252,019
Expedia Group, Inc.	3.250%	02/15/30	1,093,000	1,114,857
Qwest Corporation	6.750%	12/01/21	1,000,000	1,038,750
Sprint Spectrum Company, LLC, 144A	5.152%	03/20/28	1,082,000	1,255,520
T-Mobile USA, Inc., 144A	2.050%	02/15/28	1,156,000	1,144,868
				5,806,014
Consumer Discretionary — 4.6%
AutoZone, Inc.	3.750%	06/01/27	1,143,000	1,281,288
eBay, Inc.	3.600%	06/05/27	350,000	389,828
Ford Motor Credit Company, LLC (c)	1.429%	02/15/23	825,000	812,625
Genting NY, LLC, 144A	3.300%	02/15/26	1,225,000	1,229,385
Lennar Corporation	4.750%	11/29/27	856,000	990,820
Lowe’s Companies, Inc.	3.100%	05/03/27	1,028,000	1,130,022
McDonald’s Corporation, Series MTN	3.500%	07/01/27	1,000,000	1,113,482
				6,947,450
Consumer Staples — 3.0%
Bunge Ltd. Finance Corporation	1.630%	08/17/25	1,100,000	1,112,079
Clorox Company	1.800%	05/15/30	1,110,000	1,087,474
Dollar Tree, Inc.	4.200%	05/15/28	966,000	1,102,795
Kroger Company	1.700%	01/15/31	1,225,000	1,171,072
				4,473,420
Energy — 2.9%
Enbridge, Inc.	3.125%	11/15/29	1,085,000	1,151,747
Grey Oak Pipeline, LLC, 144A	3.450%	10/15/27	903,000	928,512
Magellan Midstream Partners, L.P.	5.000%	03/01/26	980,000	1,138,623
Newfield Exploration Company	5.375%	01/01/26	1,000,000	1,106,429
				4,325,311
Financials — 13.1%
AerCap Ireland Capital D.A.C.	1.750%	01/30/26	1,225,000	1,194,320
Antares Holdings, L.P., 144A	6.000%	08/15/23	1,250,000	1,299,757
Ares Capital Corporation	3.875%	01/15/26	1,114,000	1,187,260
Athene Global Funding, 144A	2.550%	06/29/25	1,016,000	1,066,326
Aviation Capital Group, LLC, 144A	1.950%	01/30/26	1,147,000	1,125,440
Bank of America Corporation	3.419%	12/20/28	995,000	1,093,455
BGC Partners, Inc.	3.750%	10/01/24	995,000	1,043,615
Drawbridge Special Opportunities Fund, L.P., 144A	3.875%	02/15/26	1,000,000	1,021,135
Fairfax Financial Holdings Ltd.	4.850%	04/17/28	978,000	1,088,270

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 42.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 13.1% (Continued)
Fidelity National Financial, Inc.	3.400%	06/15/30	$1,099,000	$1,174,948
First American Financial Corporation	4.000%	05/15/30	333,000	374,083
FS KKR Capital Corporation	3.400%	01/15/26	1,030,000	1,027,395
Goldman Sachs BDC, Inc.	2.875%	01/15/26	1,195,000	1,217,183
Goldman Sachs Group, Inc.	3.800%	03/15/30	1,025,000	1,159,444
Icahn Enterprises, L.P., 144A	4.375%	02/01/29	750,000	750,015
Icahn Enterprises, L.P.	6.250%	05/15/26	250,000	262,740
Legg Mason, Inc.	4.750%	03/15/26	965,000	1,124,548
M.D.C. Holdings, Inc.	3.850%	01/15/30	579,000	622,425
Raymond James Financial, Inc.	3.625%	09/15/26	1,050,000	1,182,720
SVB Financial Group	3.500%	01/29/25	730,000	794,726
				19,809,805
Health Care — 2.8%
Boston Scientific Corporation	3.750%	03/01/26	926,000	1,031,045
Bristol-Myers Squibb Company	3.900%	02/20/28	870,000	997,130
HCA Healthcare, Inc.	5.250%	06/15/26	945,000	1,102,312
Mylan, Inc.	4.550%	04/15/28	964,000	1,113,502
				4,243,989
Industrials — 3.1%
Air Canada
Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	546,235	535,908
American Airlines Group Pass-Through Certificates, Series 2019-1AA	3.150%	08/15/33	1,208,809	1,196,942
Roper Technologies, Inc.	2.950%	09/15/29	1,045,000	1,108,448
U.S. Airways Pass-Through Trust, Series 2011-1	7.125%	04/22/25	461,578	471,311
United Airlines, Inc., Series 2020-1	5.875%	04/15/29	1,273,452	1,428,676
				4,741,285
Materials — 1.1%
Martin Marietta Materials, Inc.	3.500%	12/15/27	445,000	497,915
Packaging Corporation of America	3.400%	12/15/27	1,019,000	1,138,155
				1,636,070

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 42.7% (Continued)	Coupon	Maturity	Par Value	Value
Real Estate — 2.7%
American Campus
Communities, Inc.	3.300%	07/15/26	$739,000	$805,061
Crown Castle International Corporation	4.000%	03/01/27	1,010,000	1,134,509
Equinix, Inc.	5.375%	05/15/27	1,127,000	1,217,541
SBA Tower Trust, 144A, Series 2019-1-1C	2.836%	01/15/50	800,000	836,000
SBA Tower Trust, 144A, Series 2020-1-2-2C	2.328%	07/15/52	10,000	10,349
				4,003,460
Technology — 4.3%
Apple, Inc.	1.650%	05/11/30	1,103,000	1,075,396
Applied Materials, Inc.	1.750%	06/01/30	1,067,000	1,051,082
Autodesk, Inc.	4.375%	06/15/25	931,000	1,047,338
Hewlett Packard Enterprise Company	6.200%	10/15/35	895,000	1,159,703
NVIDIA Corporation	2.850%	04/01/30	1,013,000	1,083,760
PayPal Holdings, Inc.	2.850%	10/01/29	1,030,000	1,096,620
				6,513,899
Utilities — 1.3%
Elwood Energy, LLC	8.159%	07/05/26	652,400	701,329
NSG Holdings, LLC, 144A	7.750%	12/15/25	1,128,824	1,196,554
				1,897,883

Total Corporate Bonds (Cost $63,326,212)				$64,398,586

OAKHURST FIXED INCOME FUND
Schedule of Investments (Continued)

MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (d) (Cost $1,572,445)	1,572,445	$1,572,445

Total Investments at Value — 100.2% (Cost $149,182,857)		$151,320,650

Liabilities in Excess of Other Assets — (0.2%)		(371,991)

Net Assets — 100.0%		$150,948,659

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $22,628,774 as of February 28, 2021, representing 15.0% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco.

LIBOR - London Interbank Offered Rate.

(a)	Percentage rounds to less than 0.1%.

(b)	Step Coupon. Rate shown is the coupon in effect as of February 28, 2021

(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(d)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments
February 28, 2021 (Unaudited)

U.S. GOVERNMENT & AGENCIES — 3.1%	Coupon	Maturity	Par Value	Value
Small Business
Administration — 0.1%
SBA, Series 2002-20K	5.080%	11/01/22	$20,261	$20,781
SBA, Series 2007-20K-1	5.510%	11/01/27	47,992	52,339
				73,120
U.S. Treasury Notes — 3.0%
U.S. Treasury Notes	2.500%	03/31/23	1,127,000	1,181,589
U.S. Treasury Notes	2.750%	07/31/23	1,100,000	1,167,074
U.S. Treasury Notes	2.875%	10/31/23	1,500,000	1,604,063
				3,952,726

Total U.S. Government & Agencies (Cost $3,951,598)				$4,025,846

MUNICIPAL BONDS — 0.7%	Coupon	Maturity	Par Value	Value
Central Plains Energy Project, Nebraska Gas Project, Revenue Bond, Series 2017-B (Cost $881,912)	4.500%	09/01/25	$800,000	$878,616

ASSET-BACKED SECURITIES — 9.1%	Coupon	Maturity	Par Value	Value
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	1.318%	10/25/34	$141,246	$141,281
ACE Securities Corporation, Series 2003-NC1 (1MO LIBOR + 84) (a)	0.970%	07/25/33	234,621	219,835
AmeriCredit Auto Receivables Trust, Series 2018-2-A3	3.150%	03/20/23	130,819	131,683
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	0.508%	10/25/34	460,601	455,453
Carvana Auto Receivables Trust, 144A, Series 2019-2A-A3	2.580%	03/15/23	258,775	259,518
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	57	57
Chesapeake Funding II, LLC, 144A, Series 2017-3A-A1	1.910%	08/15/29	29,320	29,353

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

ASSET-BACKED SECURITIES — 9.1% (Continued)	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1A	5.216%	04/25/47	$1,198,313	$1,203,231
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	0.718%	11/25/34	216,874	216,352
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	0.508%	11/25/34	827,180	798,263
CPS Auto Trust, 144A, Series 2017-D	3.010%	10/17/22	28,325	28,360
CPS Auto Trust, 144A, Series 2018-D	4.340%	09/16/24	1,500,000	1,559,204
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	1,353,390	1,384,071
Domino’s Pizza Master Issuer, LLC, 144A, Series 2015-1A	4.474%	10/25/45	815,500	863,957
Honda Auto Receivables Owner Trust, Series 2017-4-A4	2.210%	03/21/24	292,303	293,171
Hyundai Auto Receivables Trust, Series 2016-B-C	2.190%	11/15/22	153,877	154,016
Jack in the Box Funding, LLC, 144A, Series 2019-1A-A2I	3.982%	08/25/49	697,728	709,010
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	1.018%	04/25/34	11,043	11,030
Mortgage IT Trust, Series 2005-5 (a)	0.378%	12/25/35	773,182	775,220
New Century Home Equity Loan Trust, Series 2005-A-A4W (a)(b)	4.711%	08/25/35	186,187	188,606
SASCO Mortgage Loan Trust, Series 2004-GEL3 (1MO LIBOR + 96) (a)	1.078%	08/25/34	32,228	32,213
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	0.768%	11/25/33	517,311	517,443
Structured Asset Investment Loan Trust, Series 2004-8 (1MO LIBOR +100) (a)	1.118%	09/25/34	1,041,630	1,040,855
Verizon Owner Trust, Series 2018-A-A-A1 (a)	3.230%	04/20/23	740,301	749,453
Verizon Owner Trust, Series 2019-A-A-A1	2.930%	09/20/23	56,000	56,893

Total Asset-Backed Securities (Cost $11,722,791)				$11,818,528

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 35.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation — 7.9%
FHLMC, Pool #J1-2630	4.000%	07/01/25	$551,206	$587,104
FHLMC, Series 3970-HA	3.000%	02/15/26	44,608	44,781
FHLMC, Series 4674-VB	3.500%	07/15/28	1,812,243	1,840,959
FHLMC, Series 2580-PY	4.000%	03/15/33	65,163	70,541
FHLMC, Series 3664-DA	4.000%	11/15/37	607,361	642,220
FHLMC, Series 3687-CB	2.500%	11/15/38	127,829	128,930
FHLMC, Series 4103-BG	2.500%	12/15/38	5,446	5,445
FHLMC, Series 4348-ME	2.500%	06/15/39	131,746	133,777
FHLMC, Series 3597-LH	4.500%	07/15/39	375,267	400,602
FHLMC, Series 4302-DA	3.000%	07/15/39	353,812	356,715
FHLMC, Series 4219-JA	3.500%	08/15/39	56,592	57,535
FHLMC, Series 4444-CD	3.000%	08/15/39	227,776	229,420
FHLMC, Series 4444-CH	3.000%	01/15/41	1,554,640	1,581,839
FHLMC, Series 4636-EA	3.000%	03/15/41	629,021	635,025
FHLMC, Series 4417-HD	2.250%	11/15/41	342,668	345,590
FHLMC, Series 4312-GA	2.500%	12/15/41	160,444	165,725
FHLMC, Series 4764-BA	4.000%	06/15/42	107,586	107,725
FHLMC, Series 4680-KG	3.000%	09/15/42	221,966	224,123
FHLMC, Series 4886-LA	4.000%	03/15/43	62,293	62,317
FHLMC, Series 4957-TC	3.000%	03/25/43	715,675	727,780
FHLMC, Series 4800-UA	3.500%	12/15/44	155,304	155,821
FHLMC, Series 4938-BL	2.250%	07/25/49	894,423	924,413
FHLMC, Series 4960-PD	2.000%	10/25/49	736,514	753,456
				10,181,843
Federal National Mortgage Association — 6.0%
FNMA, Series 2003-48-TC	5.000%	06/25/23	29,236	30,293
FNMA, Series 2010-112-C	4.000%	10/25/25	240,236	249,974
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,112,228	1,160,623
FNMA, Pool #AL0300	4.500%	06/01/26	208,950	223,071
FNMA, Series 2012-41-BA	2.500%	04/25/27	633,823	659,807
FNMA, Pool #AL4309	4.000%	10/01/28	376,963	402,345
FNMA, Series 2005-80-BA	5.000%	04/25/29	121,311	135,484
FNMA, Series 2005-109-PC	6.000%	12/25/35	97,085	109,071
FNMA, Series 2013-53-CL	3.000%	06/25/37	19,143	19,145
FNMA, Series 2013-62-QA	3.000%	06/25/37	429,252	431,448
FNMA, Series 2008-17-PA	4.500%	10/25/37	258,041	274,165
FNMA, Series 2008-49-PA	5.000%	04/25/38	181,371	200,502

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 35.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association — 6.0% (Continued)
FNMA, Series 2010-152	3.000%	05/25/39	$424,177	$433,507
FNMA, Series 2011-15-W (a)	3.755%	06/25/39	70,075	71,511
FNMA, Series 2013-83-A	3.500%	09/25/39	212,814	215,021
FNMA, Series 2009-94-DA	4.500%	10/25/39	442,908	475,184
FNMA, Series 2010-135-EA	3.000%	01/25/40	121,544	123,538
FNMA, Series 2010-109-N	3.000%	10/25/40	308,296	329,298
FNMA, Series 2017-17-CA	3.000%	12/25/40	6,150	6,145
FNMA, Series 2012-102	4.500%	03/25/41	60,480	62,791
FNMA, Series 2015-55-QA	3.500%	10/25/42	91,816	92,496
FNMA, Series 1012-136	2.500%	11/25/42	553,152	575,694
FNMA, Series 2014-80-KA	2.000%	03/25/44	149,989	148,707
FNMA, Series 2016-72-AP	4.000%	07/25/44	341,404	352,707
FNMA, Series 2014-29-GK	3.000%	10/25/45	50,747	50,709
FNMA, Series 2018-14-PA	3.500%	04/25/47	860,939	914,669
				7,747,905
Government National Mortgage Association — 4.3%
GNMA, Pool #GN615735	5.000%	07/15/23	35,070	39,593
GNMA, Series 2010-90-LJ	3.000%	10/16/37	1,092	1,092
GNMA, Series 2011-26-PA	4.000%	07/20/40	266,840	278,544
GNMA, Series 2012-10-LD	3.000%	07/20/40	467,411	475,945
GNMA, Series 2011-138-PJ	2.500%	06/20/41	97,614	98,956
GNMA, Series 2015-18-PA	3.000%	04/20/43	89,093	89,907
GNMA, Series 2014-184	3.000%	12/20/43	47,497	47,819
GNMA, Series 2018-131-PG	3.000%	09/20/48	312,442	328,599
GNMA, Series 2019-024-PE	3.250%	02/20/49	851,667	875,255
GNMA, Series 2019-065-EB	3.000%	05/20/49	669,927	688,354
GNMA, Series 2019-152-HA	3.500%	08/20/49	1,244,813	1,275,633
GNMA, Series 2020-095-NB	4.500%	07/20/50	709,753	735,167
GNMA, Series 2018-118-A	2.900%	08/16/60	626,062	640,463
				5,575,327
Non-Agency — 17.0%
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (a)	2.930%	04/25/35	672,315	685,544
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	9,469	9,929
American Home Mortgage, Series 2004-3 (a)	1.757%	10/25/34	1,705,559	1,738,912

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 35.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 17.0% (Continued)
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	$50,440	$51,227
Atrium CDO Corporation, 144A, Series 2009-A-AR2 (3MO LIBOR + 99) (a)	0.000%	05/28/30	1,250,000	1,250,000
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	2.923%	03/20/35	20,387	20,776
Bunker Hill Loan Depositary Trust, 144A, Series 2019-1-A1 (a)	3.613%	10/26/48	538,779	538,897
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	2.220%	09/25/35	171,071	178,350
Countrywide Home Loans, Inc., Series 2003-15	5.000%	04/25/21	19,023	17,931
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1 (c)	0.000%	04/25/21	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2 (a)	3.197%	03/25/34	247,281	251,106
Goldman Sachs Mortgage Loan Trust, Series 2003-13 (a)	2.788%	10/25/33	59,821	63,337
Goldman Sachs Mortgage Loan Trust, Series 2004-10F (a)	5.500%	09/25/34	34,883	36,021
Goldman Sachs Mortgage Loan Trust, Series 2005-5F (1MO LIBOR + 50) (a)	0.618%	06/25/35	70,522	66,373
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	305,465	315,915
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	3.149%	09/25/35	22,519	23,164
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	0.690%	06/19/34	61,358	63,999
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	0.718%	05/25/35	215,013	214,777

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 35.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 17.0% (Continued)
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	0.618%	05/25/37	$214,863	$216,769
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	0.378%	01/25/36	384,731	390,582
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	2.474%	10/25/33	119,558	121,168
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	506,152	507,781
JPMorgan Mortgage Trust, 144A, Series 2017-3-1-A-5	3.500%	08/25/47	85,248	85,230
JPMorgan Mortgage Trust, 144A, Series 2018-1-A7	3.500%	06/25/48	1,900,000	1,937,540
JPMorgan Mortgage Trust, 144A, Series 2017-4-A-6	3.000%	11/25/48	94,599	94,592
JPMorgan Mortgage Trust, 144A, Series 2018-8-A3	4.000%	01/25/49	529,208	545,335
JPMorgan Mortgage Trust, 144A, Series 2019-LTV1-A15	4.000%	06/25/49	1,157,739	1,187,269
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	2.996%	04/21/34	162,911	165,703
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	2.750%	07/25/34	706,045	726,182
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.196%	09/25/32	529,849	569,279
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	403,383	422,774
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	160,607	162,905
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	71,590	72,451
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	457,260	473,831
Mellon Residential Funding Corporation, Series 2000-TBC2-A1 (a)	0.606%	06/15/30	1,111,748	1,115,534

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 35.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 17.0% (Continued)
Merrill Lynch Credit Corporation Mortgage, Series 2003-B-A1 (1MO LIBOR + 68) (a)	0.458%	04/25/28	$47,040	$46,932
MLCC Mortgage Investors, Inc., Series 2003-E-A2 (6MO LIBOR + 66) (a)	0.534%	10/25/28	578,238	572,888
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	414,442	427,639
Provident Funding Mortgage Trust, 144A, Series 2019-1 (a)	3.000%	12/25/49	1,506,440	1,527,183
Sequoia Mortgage Trust, Series 2003-5-A1 (a)	0.776%	09/20/33	1,301,009	1,324,687
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	43,369	43,979
Sequoia Mortgage Trust, 144A, Series 2013-5-A2	3.000%	05/25/43	1,762,644	1,784,235
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12 (a)	2.621%	09/25/34	58,190	59,434
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1 (1MO LIBOR + 60) (a)	0.411%	07/19/34	1,098,346	1,110,867
Structured Asset Securities Corporation, Series 2003-34A (1MO LIBOR + 36) (a)	2.853%	11/25/33	131,305	134,394
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	36,996	37,231
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7 (a)	2.714%	08/25/33	92,292	94,374
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	2.900%	08/25/33	114,908	118,663
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	1.716%	02/27/34	30,883	31,536
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	3.086%	07/25/34	17,465	17,326

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS — 35.2% (Continued)	Coupon	Maturity	Par Value	Value
Non-Agency — 17.0% (Continued)
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	3.086%	07/25/34	$420,876	$417,530
				22,070,083

Total Collateralized Mortgage Obligations (Cost $45,127,064)				$45,575,158

CORPORATE BONDS — 48.5%	Coupon	Maturity	Par Value	Value
Communications — 3.8%
Expedia Group, Inc.	4.500%	08/15/24	$1,208,000	$1,326,706
Interpublic Group of Companies, Inc. (The)	4.000%	03/15/22	1,210,000	1,250,710
Qwest Corporation	6.750%	12/01/21	905,000	940,069
Sprint Spectrum Company, LLC, 144A	4.738%	03/20/25	1,280,000	1,372,800
				4,890,285
Consumer Discretionary — 5.9%
AutoNation, Inc.	3.500%	11/15/24	1,165,000	1,258,924
D.R. Horton, Inc.	5.750%	08/15/23	1,162,000	1,287,769
Ford Motor Credit Company, LLC (a)	1.429%	02/15/23	675,000	664,875
International Game Technology, 144A	6.250%	02/15/22	331,000	337,206
Kohl’s Corporation	3.250%	02/01/23	801,000	832,072
Kohl’s Corporation	4.750%	12/15/23	386,000	417,691
Lennar Corporation	4.875%	12/15/23	843,000	923,928
McDonald’s Corporation, Series MTN	3.350%	04/01/23	998,000	1,055,952
MDC Holdings, Inc.	5.500%	01/15/24	800,000	872,000
				7,650,417
Consumer Staples — 0.7%
Alimentation Couche-Tard, Inc., 144A	2.700%	07/26/22	825,000	848,218

Energy — 4.2%
DCP MidStream, LLC, 144A	4.750%	09/30/21	548,000	552,110
Enbridge, Inc.	4.000%	10/01/23	968,000	1,043,322
Grey Oak Pipeline, LLC, 144A	2.000%	09/15/23	1,390,000	1,410,654
Kindred Morgan, Inc. (a)	1.521%	01/15/23	800,000	813,663
Newfield Exploration Company	5.750%	01/30/22	625,000	645,310

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 48.5% (Continued)	Coupon	Maturity	Par Value	Value
Energy — 4.2% (Continued)
WPX Energy, Inc.	5.250%	09/15/24	$910,000	$1,011,237
				5,476,296
Financials — 17.4%
AerCap Ireland Capital D.A.C.	4.500%	09/15/23	1,150,000	1,241,183
Ally Financial, Inc.	3.875%	05/21/24	1,228,000	1,335,118
Antares Holdings, L.P., 144A	6.000%	08/15/23	1,248,000	1,297,677
Ares Capital Corporation	4.625%	03/01/24	1,315,000	1,443,066
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	1,148,000	1,253,976
Athene Global Funding, 144A	2.750%	06/25/24	1,400,000	1,480,068
Aviation Capital Group, LLC, 144A	3.875%	05/01/23	1,243,000	1,305,296
BGC Partners, Inc.	5.375%	07/24/23	1,295,000	1,413,290
BlackRock Capital Investment Corporation	4.500%	04/01/22	1,010,000	1,037,798
BlackRock Capital Investment Corporation	5.000%	06/15/22	912,000	905,949
CIT Group, Inc.	5.000%	08/01/23	600,000	654,750
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	435,000	482,696
Fidelity National Financial, Inc.	5.500%	09/01/22	362,000	388,369
First American Financial Corporation	4.300%	02/01/23	1,103,000	1,169,993
First Horizon National Corporation	3.550%	05/26/23	1,245,000	1,317,732
FS KKR Capital Corporation	4.625%	07/15/24	1,225,000	1,311,475
Goldman Sachs Group, Inc. (The)	3.625%	02/20/24	695,000	752,591
Icahn Enterprises, L.P.	4.750%	09/15/24	600,000	630,750
Morgan Stanley	4.100%	05/22/23	1,127,000	1,212,372
SLM Corporation	5.125%	04/05/22	595,000	609,875
Wells Fargo & Company (SOFR + 160) (a)	1.654%	06/02/24	1,219,000	1,248,748
				22,492,772
Health Care — 1.1%
Fresenius US Finance II, Inc., 144A	4.500%	01/15/23	1,300,000	1,376,520

Industrials — 5.0%
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	15,604	15,462
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	851,326	835,231
American Airlines Group Pass-Through Certificates, Series 2014-1	4.375%	04/01/24	902,613	826,655

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 48.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 5.0% (Continued)
American Airlines Group Pass-Through Certificates, Series 2013-1A	4.000%	01/15/27	$526,371	$477,431
Continental Airlines Pass-Through Certificates, Series 2000-2A	7.707%	10/02/22	162,672	162,491
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	46,403	46,402
Ryder Systems, Inc.	2.500%	09/01/22	1,175,000	1,208,425
Southwest Airlines Company	4.750%	05/04/23	1,341,000	1,458,395
United Airlines, Inc., Series 2020-1	5.875%	04/15/29	1,024,616	1,149,509
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	331,498	331,227
				6,511,228
Materials — 0.4%
DuPont de Nemours, Inc. (a)	1.304%	11/15/23	566,000	577,422

Real Estate — 3.9%
American Campus Communities
Operating Partnership, L.P.	3.750%	04/15/23	1,340,000	1,423,012
American Tower Corporation	3.500%	01/31/23	1,125,000	1,188,024
CyrusOne, L.P.	2.900%	11/15/24	850,000	900,779
SBA Tower Trust, 144A, Series 2013-1-2	3.722%	04/15/48	74,000	75,406
SBA Tower Trust, 144A, Series 2019-1-1C	2.836%	01/15/50	1,370,000	1,450,471
				5,037,692
Technology — 3.8%
Dell International, LLC, 144A	5.450%	06/15/23	1,203,000	1,319,072
Hewlett Packard Enterprise Company	4.450%	10/02/23	1,125,000	1,230,018
Infor, Inc., 144A	1.450%	07/15/23	1,000,000	1,017,400
Microchip Technology, Inc., 144A	0.972%	02/15/24	1,290,000	1,293,251
				4,859,741

OAKHURST SHORT DURATION BOND FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 48.5% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 2.3%
Elwood Energy, LLC	8.159%	07/05/26	$634,531	$682,121
NSG Holdings, LLC, 144A	7.750%	12/15/25	987,091	1,046,317
Pacific Gas & Electric Company (a)	1.717%	06/16/22	1,275,000	1,275,556
				3,003,994

Total Corporate Bonds (Cost $61,146,548)				$62,724,585

MONEY MARKET FUNDS — 3.4%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (d) (Cost $4,395,786)	4,395,786	$4,395,786

Total Investments at Value — 100.0% (Cost $127,225,699)		$129,418,519

Other Assets in Excess of Liabilities — 0.0% (e)		57,773

Net Assets — 100.0%		$129,476,292

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $33,664,958 as of February 28, 2021, representing 26.0% of net assets.

COF 11 - Cost of funds for the 11th District of San Francisco.

H15T1Y - U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.

LIBOR - London Interbank Offered Rate.

SOFR - Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Step Coupon. Rate shown is the coupon in effect as of February 28, 2021

(c)	Illiquid Security. Total value of illiquid securities held as of February 28, 2021 was $2, representing 0.0% of net assets.

(d)	The rate shown is the 7-day effective yield as of February 28, 2021.

(e)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments
February 28, 2021 (Unaudited)

ASSET-BACKED SECURITIES — 1.9%	Coupon	Maturity	Par Value	Value
Coinstar Funding, LLC, 144A, Series 2017-1A	5.216%	04/25/47	$553,438	$555,709
Focus Brands Funding, LLC, 144A, Series 2018-1-A-2	5.184%	10/30/48	488,750	491,062
Total Asset-Backed Securities (Cost $943,564)				$1,046,771

CORPORATE BONDS — 95.3%	Coupon	Maturity	Par Value	Value
Communications — 7.8%
CB Escrow Corporation, 144A	8.000%	10/15/25	$600,000	$639,000
Clear Channel Worldwide Holdings, Inc.	9.250%	02/15/24	703,000	731,999
CSC Holdings, LLC	5.250%	06/01/24	500,000	538,125
E.W. Scripps Company (The), 144A	5.125%	05/15/25	600,000	609,000
Hughes Satellite Systems Corporation	7.625%	06/15/21	550,000	558,937
Sprint Corporation	7.125%	06/15/24	500,000	575,725
Zayo Group, LLC	6.000%	04/01/23	578,000	576,555
				4,229,341
Consumer Discretionary — 13.8%
Beazer Homes USA, Inc.	6.750%	03/15/25	545,000	562,713
Caesars Report Collection, LLC, 144A	5.250%	10/15/25	600,000	595,608
Carnival Corporation	7.200%	10/01/23	600,000	621,000
Carvana Company, 144A	5.625%	10/01/25	600,000	625,500
Enterprise Development Authority (The), 144A	12.000%	07/15/24	580,000	654,820
Ford Motor Credit Company, LLC, Series GMTN	4.389%	01/08/26	500,000	527,965
Golden Nugget, Inc., 144A	6.750%	10/15/24	600,000	610,128
New Home Company Inc. (The), 144A	7.250%	10/15/25	625,000	640,500
New Red Finance, Inc., 144A	5.750%	04/15/25	500,000	533,125
Royal Caribbean Cruises Ltd., 144A	11.500%	06/01/25	600,000	702,000
Station Casinos, LLC, 144A	5.000%	10/01/25	316,000	318,593
Tesla, Inc., 144A	5.300%	08/15/25	500,000	520,350
White Cap Parent, LLC, 144A	8.250%	03/15/26	575,000	606,268
				7,518,570

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 95.3% (Continued)	Coupon	Maturity	Par Value	Value
Consumer Staples — 6.7%
99 Escrow Issuer, Inc., 144A	7.500%	01/15/26	$600,000	$586,500
Albertsons Companies, LLC	5.750%	03/15/25	78,000	80,438
Avon Products, Inc.	7.000%	03/15/23	525,000	562,078
Chobani, LLC, 144A	7.500%	04/15/25	702,000	729,202
Dole Food Company, Inc., 144A	7.250%	06/15/25	700,000	715,750
Ingles Markets, Inc.	5.750%	06/15/23	252,000	255,677
Rite Aid Corporation, 144A	6.125%	04/01/23	700,000	696,465
				3,626,110
Energy — 10.9%
Antero Midstream Partners, L.P., 144A	7.875%	05/15/26	600,000	652,875
Covey Park Energy, LLC, 144A	7.500%	05/15/25	700,000	729,750
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	600,000	600,750
EnLink Midstream Partners, L.P.	4.850%	07/15/26	700,000	698,250
Newfield Exploration Company	5.375%	01/01/26	600,000	663,857
Occidental Petroleum Corporation	3.200%	08/15/26	700,000	672,217
Rattler Midstream, L.P., 144A	5.625%	07/15/25	700,000	729,750
Western Midstream Operations, L.P.	4.100%	02/01/25	500,000	512,605
WPX Energy, Inc.	5.250%	09/15/24	600,000	666,750
				5,926,804
Financials — 19.5%
Antares Holdings, L.P., 144A	6.000%	08/15/23	750,000	779,854
Apollo Investment Corporation	5.250%	03/03/25	700,000	713,691
BlackRock Capital Investment Corporation	5.000%	06/15/22	600,000	596,019
Fairstone Financial, Inc., 144A	7.875%	07/15/24	600,000	629,604
Finance of America Funding, LLC, 144A	7.875%	11/15/25	600,000	606,180
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.500%	10/01/25	612,000	636,728
Freedom Mortgage Corporation, 144A	8.125%	11/15/24	600,000	622,500
Icahn Enterprises, L.P.	6.250%	05/15/26	600,000	630,576
INTL FCStone, Inc., 144A	8.625%	06/15/25	600,000	637,500
Ladder Capital Finance Holdings, LLLP, 144A	5.250%	10/01/25	700,000	695,625
MBIA, Inc.	7.000%	12/15/25	600,000	612,000

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 95.3% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 19.5% (Continued)
New York Community Bancorp, Inc. (3MO LIBOR + 278) (a)	5.900%	11/06/28	$707,000	$737,647
Oppenheimer Holdings, Inc.	5.500%	10/01/25	600,000	615,000
Oxford Finance, LLC, 144A	6.375%	12/15/22	600,000	604,782
PRA Group, Inc., 144A	7.375%	09/01/25	500,000	533,270
SLM Corporation	5.125%	04/05/22	326,000	334,150
Starwood Property Trust	5.000%	12/15/21	600,000	609,000
				10,594,126
Health Care — 10.3%
Akumin, Inc., 144A	7.000%	11/01/25	600,000	627,000
Community Health Systems, Inc.	6.875%	02/01/22	725,000	725,000
Global Medical Response, Inc., 144A	6.500%	10/01/25	587,000	610,480
Heartland Dental, LLC, 144A	8.500%	05/01/26	517,000	537,680
Magellan Health, Inc. (b)	4.900%	09/22/24	500,000	547,500
Providence Service Corporation (The), 144A	5.875%	11/15/25	345,000	365,700
RP Escrow Issuer, LLC, 144A	5.250%	12/15/25	700,000	724,500
Surgery Center Holdings, Inc., 144A	6.750%	07/01/25	715,000	729,300
U.S. Acute Care Solutions, LLC, 144A	6.375%	03/01/26	710,000	725,975
				5,593,135
Industrials — 15.3%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	288,889	291,148
Air Canada Pass-Through Certificates, 144A, Series 2015-1B	3.875%	09/15/24	78,019	77,311
Air Canada Pass-Through Certificates, 144A, Series 2017-1B	3.700%	01/15/26	377,646	361,630
Air Canada Pass-Through Certificates, 144A, Series 2013-1A	4.125%	11/15/26	626,171	614,333
American Airlines Group Pass-Through Certificates, Series 2014-1-B	4.375%	04/01/24	862,806	790,197
American Airlines Group Pass-Through Certificates, Series 2013-2-A	4.950%	07/15/24	433,213	425,622

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 95.3% (Continued)	Coupon	Maturity	Par Value	Value
Industrials — 15.3% (Continued)
Colfax Corporation, 144A	6.000%	02/15/24	$500,000	$515,625
Continental Airlines Pass-Through Certificates, Series 2007-1A	5.983%	10/19/23	72,629	74,451
Covanta Holding Corporation	5.875%	07/01/25	490,000	507,762
Doric Nimrod Air Finance Alpha Ltd., 144A, Series 2012-1 Class A,	5.125%	11/30/24	112,278	110,332
GW Honos Security Corporation, 144A	8.750%	05/15/25	700,000	726,250
Stena International S.A., 144A	6.125%	02/01/25	800,000	790,000
U.S. Airways Pass-Through Certificates, Series 2013-1B	5.375%	05/15/23	296,537	291,375
Uber Technologies, Inc., 144A	7.500%	05/15/25	600,000	646,500
United Airlines, Inc., Series 2016-1B	3.650%	07/07/27	535,000	525,844
United Airlines, Inc., Series 2018-1B	4.600%	09/01/27	304,686	309,856
Waste Pro USA, Inc., 144A	5.500%	02/15/26	700,000	719,607
XPO Logistics, Inc., 144A	6.250%	05/01/25	500,000	537,025
				8,314,868
Materials — 0.3%
U.S. Concrete, Inc.	6.375%	06/01/24	174,000	177,958

Real Estate — 6.9%
Brookfield Property Partners, L.P., 144A	5.750%	05/15/26	700,000	721,000
Diversified Healthcare Trust	6.750%	12/15/21	550,000	556,875
iStar, Inc.	4.250%	08/01/25	545,000	544,733
Kennedy Wilson Holdings, Inc.	5.875%	04/01/24	600,000	606,900
NewMark Group, Inc.	6.125%	11/15/23	600,000	650,027
Park Intermediate Holdings, LLC, 144A	7.500%	06/01/25	600,000	650,520
				3,730,055
Technology — 2.4%
CommScope Technologies, LLC, 144A	6.000%	06/15/25	672,000	684,459
Dell International, LLC, 144A	7.125%	06/15/24	600,000	621,228
				1,305,687

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Schedule of Investments (Continued)

CORPORATE BONDS — 95.3% (Continued)	Coupon	Maturity	Par Value	Value
Utilities — 1.4%
Elwood Energy, LLC	8.159%	07/05/26	$30,458	$32,742
NSG Holdings, LLC, 144A	7.750%	12/15/25	704,185	746,436
				779,178

Total Corporate Bonds (Cost $50,325,339)				$51,795,832

MONEY MARKET FUNDS — 1.5%	Shares	Value
Invesco Short-Term Investments Trust - Institutional Class, 0.01% (c) (Cost $811,130)	811,130	$811,130

Total Investments at Value — 98.7% (Cost $52,080,033)		$53,653,733

Other Assets in Excess of Liabilities — 1.3%		688,109

Net Assets — 100.0%		$54,341,842

144A - Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $31,822,037 as of February 28, 2021, representing 58.6% of net assets.

LIBOR - London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Step Coupon. Rate shown is the coupon in effect as of February 28, 2021

(c)	The rate shown is the 7-day effective yield as of February 28, 2021.

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Assets and Liabilities
February 28, 2021 (Unaudited)

			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
ASSETS
Investments in securities:
At cost	$149,182,857	$127,225,699	$52,080,033
At value (Note 2)	$151,320,650	$129,418,519	$53,653,733
Receivable for capital shares sold	60,336	2	86,097
Receivable for investment securities sold	—	—	1,000,670
Dividends and interest receivable	837,466	758,046	811,279
Other assets	61,981	70,628	36,733
TOTAL ASSETS	152,280,433	130,247,195	55,588,512

LIABILITIES
Dividends payable	153,292	167,972	175,879
Payable for capital shares redeemed	20,061	220,385	2,595
Payable for investment
securities purchased	1,010,510	269,414	985,484
Payable to Adviser (Note 4)	81,796	52,832	46,968
Payable to administrator (Note 4)	31,310	26,770	16,590
Other accrued expenses	34,805	33,530	19,154
TOTAL LIABILITIES	1,331,774	770,903	1,246,670

NET ASSETS	$150,948,659	$129,476,292	$54,341,842

Net assets consist of:
Paid-in capital	$148,281,530	$128,956,708	$54,986,207
Accumulated earnings (deficit)	2,667,129	519,584	(644,365)
NET ASSETS	$150,948,659	$129,476,292	$53,341,842

PRICING OF INSTITUTIONAL SHARES (NOTE 1)
Net assets applicable to Institutional Shares	$150,948,659	$129,476,292	$53,341,842
Shares of Institutional Shares outstanding (unlimited number of shares authorized, no par value)	14,761,513	12,914,729	5,439,297
Net asset value, offering and redemption price per share (Note 2)	$10.23	$10.03	$9.99

See accompanying notes to financial statements.

F/m FUNDS TRUST
Statements of Operations
For the Six Months Ended February 28, 2021 (Unaudited)

			Oakhurst Short
		Oakhurst Short	Duration High
	Oakhurst Fixed	Duration Bond	Yield Credit
	Income Fund	Fund	Fund
INVESTMENT INCOME
Interest	$1,282,262	$1,473,651	$1,448,170
Dividends	176	150	96
TOTAL INCOME	1,282,438	1,473,801	1,448,266

EXPENSES
Investment advisory fees (Note 4)	301,085	224,596	174,964
Administration fees (Note 4)	47,771	48,509	18,700
Registration and filing fees	26,052	23,695	15,460
Trustees’ fees (Note 4)	21,608	21,608	21,608
Fund accounting fees (Note 4)	21,055	21,423	17,331
Pricing costs	18,799	21,862	7,789
Custodian and bank service fees	19,973	17,586	5,783
Audit and tax services fees	8,900	8,900	8,900
Legal fees	7,865	7,865	7,865
Insurance expense	7,564	9,742	3,554
Transfer agent fees (Note 4)	6,508	6,000	6,000
Compliance service fees (Note 4)	6,000	6,000	6,000
Other expenses	7,109	6,625	6,265
TOTAL EXPENSES	500,289	424,411	300,219
Less fee reductions/waivers by the
Adviser (Note 4)	(138,986)	(39,399)	(78,598)
NET EXPENSES	361,303	385,012	221,621

NET INVESTMENT INCOME	921,135	1,088,789	1,226,645

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from investment transactions	783,860	594,916	725,523
Net change in unrealized appreciation (depreciation) on investments	(2,313,941)	403,900	922,019
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,530,081)	998,816	1,647,542

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(608,946)	$2,087,605	$2,874,187

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
Statements of Changes in Net Assets

	Six Months
	Ended
	February 28,	Year Ended
	2021	August 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$921,135	$1,886,141
Net realized gains from investment transactions	783,860	1,353,621
Long-term capital gain distribution from regulated investment companies	—	37
Net change in unrealized appreciation (depreciation) on investments	(2,313,941)	1,501,729
Net increase (decrease) in net assets from operations	(608,946)	4,741,528

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(2,027,307)	(2,053,884)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	64,767,305	26,132,160
Reinvestments of distributions to shareholders	505,749	546,468
Payments for shares redeemed	(8,116,304)	(9,574,735)
Net increase in net assets from capital share transactions	57,156,750	17,103,893

TOTAL INCREASE IN NET ASSETS	54,520,497	19,791,537

NET ASSETS
Beginning of period	96,428,162	76,636,625
End of period	$150,948,659	$96,428,162

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	6,226,228	2,573,391
Shares issued in reinvestment of distributions to shareholders	48,903	54,269
Shares redeemed	(782,264)	(946,430)
Net increase in shares outstanding	5,492,867	1,681,230
Shares outstanding, beginning of period	9,268,646	7,587,416
Shares outstanding, end of period	14,761,513	9,268,646

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
Statements of Changes in Net Assets

	Six Months
	Ended
	February 28,	Year Ended
	2021	August 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$1,088,789	$2,313,085
Net realized gains from investment transactions	594,916	476,023
Long-term capital gain distribution from regulated investment companies	—	35
Net change in unrealized appreciation (depreciation) on investments	403,900	440,654
Net increase in net assets from operations	2,087,605	3,229,797

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,454,631)	(2,710,379)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	27,683,717	40,857,841
Reinvestments of distributions to shareholders	192,336	956,231
Payments for shares redeemed	(24,855,996)	(29,485,911)
Net increase in net assets from capital share transactions	3,020,057	12,328,161

TOTAL INCREASE IN NET ASSETS	3,653,031	12,847,579

NET ASSETS
Beginning of period	125,823,261	112,975,682
End of period	$129,476,292	$125,823,261

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	2,767,580	4,131,744
Shares issued in reinvestment of distributions to shareholders	19,231	96,442
Shares redeemed	(2,484,332)	(2,978,524)
Net increase in shares outstanding	302,479	1,249,662
Shares outstanding, beginning of period	12,612,250	11,362,588
Shares outstanding, end of period	12,914,729	12,612,250

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
Statements of Changes in Net Assets

	Six Months
	Ended
	February 28,	Year Ended
	2021	August 31,
	(Unaudited)	2020
FROM OPERATIONS
Net investment income	$1,226,645	$2,249,120
Net realized gains (losses) from investment transactions	725,523	(2,211,175)
Long-term capital gain distribution from regulated investment companies	—	17
Net change in unrealized appreciation (depreciation) on investments	922,019	394,543
Net increase in net assets from operations	2,874,187	432,505

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Shares	(1,240,865)	(2,240,751)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	12,604,489	11,173,204
Reinvestments of distributions to shareholders	149,089	773,489
Payments for shares redeemed	(1,938,627)	(14,074,396)
Net increase (decrease) in net assets from capital share transactions	10,814,951	(2,127,703)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,448,273	(3,935,949)

NET ASSETS
Beginning of period	41,893,569	45,829,518
End of period	$54,341,842	$41,893,569

CAPITAL SHARE ACTIVITY
Institutional Shares
Shares sold	1,276,466	1,182,727
Shares issued in reinvestment of distributions to shareholders	15,181	78,981
Shares redeemed	(198,762)	(1,519,090)
Net increase (decrease) in shares outstanding	1,092,885	(257,382)
Shares outstanding, beginning of period	4,346,412	4,603,794
Shares outstanding, end of period	5,439,297	4,346,412

See accompanying notes to financial statements.

OAKHURST FIXED INCOME FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Year		Year		Year
	Feb. 28,		Ended	Ended	Ended		Ended		Ended
	2021		Aug. 31,	Aug. 31,	Aug. 31,		Aug. 31,		Aug. 31,
	(Unaudited)		2020	2019	2018		2017		2016
Net asset value at beginning of period	$10.40		$10.10	$9.60	$9.91		$9.97		$9.76

Income (loss) from investment operations:
Net investment income	0.08		0.22	0.28	0.27		0.25		0.25
Net realized and unrealized gains (losses) on investments	(0.09)		0.32	0.51	(0.27)		(0.00	) (a)	0.25
Total from investment operations	(0.01)		0.54	0.79	(0.00	) (a)	0.25		0.50

Less distributions from:
Net investment income	(0.10)		(0.24)	(0.29)	(0.29)		(0.28)		(0.27)
Net realized gains on investments	(0.06)		—	—	(0.02)		(0.03)		(0.02)
Total distributions	(0.16)		(0.24)	(0.29)	(0.31)		(0.31)		(0.29)

Net asset value at end of period	$10.23		$10.40	$10.10	$9.60		$9.91		$9.97

Total return (b)	(0.11	%) (c)	5.45%	8.42%	0.01%		2.51%		5.25%

Net assets at end of period (000’s)	$150,949		$96,428	$76,637	$60,020		$62,800		$66,869

Ratio of total expenses to average net assets (d)	0.83	% (e)	0.87%	0.94%	0.95%		0.95%		0.93%

Ratio of net expenses to average net assets	0.60	% (e)	0.60%	0.60%	0.60%		0.60%		0.60%

Ratio of net investment income to average net assets	1.52	% (e)	2.20%	2.92%	2.77%		2.53%		2.51%

Portfolio turnover rate	22	% (c)	43%	36%	46%		37%		38%

(a)	Rounds to less than $0.01 per share.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(c)	Not annualized.

(d)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

(e)	Annualized.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION BOND FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Year	Year	Year
	Feb. 28,		Ended	Ended	Ended	Ended	Ended
	2021		Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value at beginning of period	$9.98		$9.94	$9.80	$9.97	$9.99	$9.98

Income (loss) from investment operations:
Net investment income	0.08		0.22	0.24	0.21	0.18	0.20
Net realized and unrealized gains (losses) on investments	0.08		0.07	0.18	(0.14)	0.03	0.03
Total from investment operations	0.16		0.29	0.42	0.07	0.21	0.23

Less distributions from:
Net investment income	(0.11)		(0.25)	(0.28)	(0.24)	(0.23)	(0.22)

Net asset value at end of period	$10.03		$9.98	$9.94	$9.80	$9.97	$9.99

Total return (a)	1.64	% (b)	2.95%	4.31%	0.73%	2.15%	2.35%

Net assets at end of period (000’s)	$129,476		$125,823	$112,976	$128,254	$127,653	$139,748

Ratio of total expenses to average net assets (c)	0.66	% (d)	0.68%	0.63%	0.65%	0.66%	0.71%

Ratio of net expenses to average net assets	0.60	% (d)	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of net investment income to average net assets	1.69	% (d)	2.13%	2.48%	2.09%	1.82%	1.96%

Portfolio turnover rate	49	% (b)	70%	47%	51%	55%	45%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(b)	Not annualized.

(c)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

(d)	Annualized.

See accompanying notes to financial statements.

OAKHURST SHORT DURATION
HIGH YIELD CREDIT FUND
INSTITUTIONAL SHARES
Financial Highlights

Per share data for a share outstanding throughout each period:

	Six Months
	Ended		Year	Year	Year	Year	Period
	Feb. 28,		Ended	Ended	Ended	Ended	Ended
	2021		Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,	Aug. 31,
	(Unaudited)		2020	2019	2018	2017	2016 (a)
Net asset value at beginning of period	$9.64		$9.95	$10.00	$10.28	$10.02	$10.00

Income (loss) from investment operations:
Net investment income	0.26		0.52	0.52	0.52	0.58	0.49
Net realized and unrealized gains (losses) on investments	0.35		(0.31)	(0.05)	(0.21)	0.26	0.02
Total from investment operations	0.61		0.21	0.47	0.31	0.84	0.51

Less distributions from:
Net investment income	(0.26)		(0.52)	(0.52)	(0.52)	(0.58)	(0.49)
Net realized gains on investments	—		—	—	(0.07)	—	(0.00	) (b)
Total distributions	(0.26)		(0.52)	(0.52)	(0.59)	(0.58)	(0.49)

Net asset value at end of period	$9.99		$9.64	$9.95	$10.00	$10.28	$10.02

Total return (c)	6.37	% (d)	2.27%	4.87%	3.08%	8.63%	5.40	% (d)

Net assets at end of period (000’s)	$54,342		$41,894	$45,830	$41,730	$44,897	$42,535

Ratio of total expenses to average net assets (e)	1.28	% (f)	1.29%	1.25%	1.25%	1.29%	1.23	% (f)

Ratio of net expenses to average net assets	0.95	% (f)	0.95%	0.95%	0.95%	0.95%	0.95	% (f)

Ratio of net investment income to average net assets	5.24	% (f)	5.38%	5.29%	5.08%	5.69%	5.94	% (f)

Portfolio turnover rate	40	% (d)	113%	86%	78%	108%	103	% (d)

(a)	Represents the period from the commencement of operations (October 1, 2015) through August 31, 2016.

(b)	Rounds to less than $0.01 per share.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Had the Adviser not reduced/waived its fees, the total returns would have been lower.

(d)	Not annualized.

(e)	Ratios were determined based on expenses prior to any fee reductions/waivers by the Adviser (Note 4).

(f)	Annualized.

See accompanying notes to financial statements.

F/m FUNDS TRUST
Notes to Financial Statements
February 28, 2021 (Unaudited)

1.	Organization

Oakhurst Fixed Income Fund (formerly First Western Fixed Income Fund), Oakhurst Short Duration Bond Fund (formerly First Western Short Duration Bond Fund) and Oakhurst Short Duration High Yield Credit Fund (formerly First Western Short Duration High Yield Credit Fund) (individually, a “Fund,” and, collectively, the “Funds”) are each a diversified series of the F/m Funds Trust (formerly First Western Funds Trust) (the “Trust”), an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated April 2, 2012.

The investment objective of Oakhurst Fixed Income Fund is total return.

The investment objective of Oakhurst Short Duration Bond Fund is to seek a high level of income consistent with preservation of capital and liquidity.

The investment objective of Oakhurst Short Duration High Yield Credit Fund is to seek a high level of income and capital appreciation.

Each Fund has registered two classes of shares, Institutional shares and Retail shares. As of the date of this report, Retail shares of each Fund are not currently offered. When both classes of each Fund are offered, each share class will represent an ownership interest in the corresponding Fund’s investment portfolio.

2.	Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

New Accounting Pronouncement – In March 2020, the FASB issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 840): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides entities with optional guidance to ease the potential accounting burden associated with transitioning away from reference rates (e.g., LIBOR) that are expected to be discontinued. ASU 2020-04 allows, among other things, certain contract modifications to be accounted for as a continuation of the existing contract. This ASU was effective upon issuance and its optional relief can be applied through December 31, 2022. The Funds will consider this optional guidance prospectively, if applicable.

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

Securities valuation – Securities are generally valued at fair value using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Oakhurst Capital Management, LLC (the “Adviser”) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board.

Investments in registered investment companies, including money market funds, are reported at their respective net asset values (“NAVs”) as reported by those companies.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are typically classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

The following is a summary of each Fund’s investments based on inputs used to value the investments as of February 28, 2021:

Oakhurst Fixed Income Fund

	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$29,960,751	$—	$29,960,751
Municipal Bonds	—	522,606	—	522,606
Asset-Backed Securities	—	6,568,979	—	6,568,979
Collateralized Mortgage Obligations	—	48,297,283	—	48,297,283
Corporate Bonds	—	64,398,586	—	64,398,586
Money Market Funds	1,572,445	—	—	1,572,445
Total	$1,572,445	$149,748,205	$—	$151,320,650

Oakhurst Short Duration Bond Fund

	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$4,025,846	$—	$4,025,846
Municipal Bonds	—	878,616	—	878,616
Asset-Backed Securities	—	11,818,528	—	11,818,528
Collateralized Mortgage Obligations	—	45,575,158	—	45,575,158
Corporate Bonds	—	62,724,585	—	62,724,585
Money Market Funds	4,395,786	—	—	4,395,786
Total	$4,395,786	$125,022,733	$—	$129,418,519

Oakhurst Short Duration High Yield Credit Fund

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$1,046,771	$—	$1,046,771
Corporate Bonds	—	51,795,832	—	51,795,832
Money Market Funds	811,130	—	—	811,130
Total	$811,130	$52,842,603	$—	$53,653,733

The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the six months ended February 28, 2021.

Share valuation – The NAV per share of each class of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of each Fund is equal to the NAV per share of such class.

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

Common expenses – Common expenses of the Trust are allocated among the Funds based on relative net assets of each Fund or the nature of the services performed and the relative applicability to each Fund.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method and recognized within interest income. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Distributions to shareholders – Dividends from net investment income are declared and paid monthly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders during the periods ended February 28, 2021 and August 31, 2020 was as follows:

	Ordinary	Long-Term	Total
Period Ended	Income	Capital Gains	Distributions

Oakhurst Fixed Income Fund:
February 28, 2021	$1,362,337	$664,970	$2,027,307
August 31, 2020	$2,053,884	$—	$2,053,884

Oakhurst Fixed Short Duration Bond Fund:
February 28, 2021	$1,454,631	$—	$1,454,631
August 31, 2020	$2,710,379	$—	$2,710,379

Oakhurst Fixed Short Duration High Yield Credit Fund:
February 28, 2021	$1,240,865	$—	$1,240,865
August 31, 2020	$2,240,751	$—	$2,240,751

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

Federal income tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is provided in the Funds’ financial statements.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of February 28, 2021:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Tax cost of portfolio investments	$149,179,831	$127,219,321	$52,078,957
Gross unrealized appreciation	$3,467,150	$2,434,530	$1,684,991
Gross unrealized depreciation	(1,326,331)	(235,332)	(110,215)
Net unrealized appreciation on investments	2,140,819	2,199,198	1,574,776
Accumulated ordinary income	188,020	194,703	202,878
Capital loss carryforwards	—	(1,938,939)	(2,967,488)
Other gains	491,582	232,594	721,348
Distributions payable	(153,292)	(167,972)	(175,879)
Accumulated earnings (deficit)	$2,667,129	$519,584	$(644,365)

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for the Funds is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to differing methods in the amortization of premiums on fixed income securities.

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

As of August 31, 2020, the Funds had the following capital loss carryforwards for federal income tax purposes:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Short-term loss carryforwards	$—	$687,773	$2,112,943
Long-term loss carryforwards	—	1,251,166	854,545
Total	$—	$1,938,939	$2,967,488

These capital loss carryforwards may be carried forward indefinitely and are available to offset net realized capital gains in the current and future years, thereby reducing future taxable capital gain distributions.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed each Fund’s tax positions taken on Federal income tax returns for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next year. Each Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended February 28, 2021, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Purchases of investment securities	$52,773,863	$53,347,844	$30,655,093
Proceeds from sales and maturities of investment securities	$15,719,276	$37,624,003	$17,896,082

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

During the six months ended February 28, 2021, cost of purchases and proceeds from sales and maturities of U.S. government long-term securities were as follows:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
Purchases of U.S. government long-term securities	$29,622,434	$8,004,477	$—
Proceeds from sales and maturities of U.S. government securities	$10,336,752	$22,931,482	$—

4.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

On September 18, 2020, First Western Financial, Inc., the parent company of First Western Capital Management Company, the investment adviser of the Funds until November 16, 2020 (the “Previous Adviser”), entered into an agreement with Lido Advisors, LLC and Lido’s affiliate Oakhurst Advisors, LLC to sell its Los Angeles based fixed-income portfolio management team and its mutual fund business to Lido and Oakhurst.

In connection with this sale, the investment advisory agreements between the Trust, on behalf of each Fund, and the Previous Adviser (the “Previous Advisory Agreements”) were terminated, effective November 16, 2020, and the Trust’s Board of Trustees appointed F/m Investments, LLC, d/b/a Oakhurst Capital Advisors, as the interim investment adviser to each of the Trust’s Funds (the “Interim Adviser”) pursuant to interim investment advisory agreements (the “Interim Advisory Agreements”), effective on that date. On December 29, 2020, following approval by each Fund’s shareholders on December 28, 2020, Oakhurst Capital Management, LLC became the new investment adviser to the Trust’s Funds (the “Adviser”) under investment advisory agreements between the Trust, on behalf of each Fund, and the Adviser (the “Current Advisory Agreements”). The Interim Advisory Agreement and the Current Advisory Agreement each have the same fees as the Previous Advisory Agreements.

PREVIOUS ADVISORY AGREEMENTS

Prior to November 16, 2020, the Funds’ investments were managed by the Previous Adviser pursuant to the terms of the Previous Advisory Agreements. Under the terms of the Previous Advisory Agreement between the Trust, on behalf of the Oakhurst Fixed Income Fund (the “Fixed Income Fund”), and the Previous Adviser, the Fixed Income Fund paid the Previous Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

assets. Under the terms of the Previous Advisory Agreement between the Trust, on behalf of the Oakhurst Short Duration Bond Fund (the “Short Duration Bond Fund”), and the Previous Adviser, the Short Duration Bond Fund paid the Previous Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of the Previous Advisory Agreement between the Trust, on behalf of the Oakhurst Short Duration High Yield Credit Fund (the “High Yield Credit Fund”), and the Previous Adviser, the High Yield Credit Fund paid the Previous Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to Expense Limitation Agreements between the Trust, on behalf of each Fund, and the Previous Adviser, the Previous Adviser had agreed until January 1, 2021 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of the Fixed Income Fund and the Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of the High Yield Credit Fund. During the period from September 1, 2020 through November 15, 2020, the Previous Adviser waived advisory fees of $54,601, $9,803, and $35,318 with respect to the Fixed Income Fund, the Short Duration Bond Fund, and the High Yield Credit Fund, respectively. These amounts are not recoverable by the Previous Adviser.

INTERIM ADVISORY AGREEMENTS

Effective November 16, 2020, the Funds’ investments were managed by the Interim Adviser pursuant to the terms of the Interim Advisory Agreements. Under the terms of the Interim Advisory Agreement between the Trust, on behalf of the Fixed Income Fund, and the Interim Adviser, the Fixed Income Fund paid the Interim Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of the Interim Advisory Agreement between the Trust, on behalf of the Short Duration Bond Fund, and the Interim Adviser, the Short Duration Bond Fund paid the Interim Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of the Interim Advisory Agreement between the Trust, on behalf of the High Yield Credit Fund, and the Interim Adviser, the High Yield Credit Fund paid the Interim Adviser a fee, which was computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to Expense Limitation Agreements between the Trust on behalf of each Fund, and the Interim Adviser, the Interim Adviser had agreed until January 1, 2021 to reduce its investment advisory fees and to pay other operating expenses

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of the Fixed Income Fund and the Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of the High Yield Credit Fund. During the period from November 16, 2020 through December 28, 2020, the Interim Adviser waived advisory fees of $38,227, $6,085, and $23,821 with respect to the Fixed Income Fund, the Short Duration Bond Fund and the High Yield Credit Fund, respectively. These amounts are not recoverable by the Interim Adviser.

CURRENT ADVISORY AGREEMENTS

Effective December 29, 2020, under the terms of the Current Advisory Agreements between the Trust, on behalf of each Fund, and the Adviser, the Fixed Income Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.50% of its average daily net assets. Under the terms of the Current Advisory Agreement between the Trust, on behalf of the Short Duration Bond Fund, and the Adviser, the Short Duration Bond Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of its average daily net assets. Under the terms of the Current Advisory Agreement between the Trust, on behalf of the High Yield Credit Fund, and the Adviser, the High Yield Credit Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

The Adviser has contractually agreed until December 29, 2022 to reduce its investment advisory fees and to pay other operating expenses to the extent necessary to limit annual ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to 0.60% of the average daily net assets allocable to Institutional Shares of each of the Fixed Income Fund and the Short Duration Bond Fund and to 0.95% of the average daily net assets allocable to Institutional Shares of the High Yield Credit Fund. During the period from December 29, 2020 through February 28, 2021, the Adviser reduced its advisory fees by $46,158, $23,511, and $19,459 for the Fixed Income Fund, the Short Duration Bond Fund and the High Yield Credit Fund, respectively.

Advisory fee reductions and expense reimbursements by the Adviser are subject to repayment by the Funds for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause a Fund’s ordinary operating expenses (excluding brokerage costs, taxes, borrowing costs, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon expense limitations. As of February 28, 2021, the Adviser may in the future recover advisory fee reductions and expense reimbursements totaling

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

$46,158, $23,511, and $19,459 for the Fixed Income Fund, the Short Duration Bond Fund, and the High Yield Credit Fund, respectively. The Adviser may recover these amounts no later than the date stated below:

		Oakhurst Short	Oakhurst Short
	Oakhurst Fixed	Duration Bond	Duration High
	Income Fund	Fund	Yield Credit Fund
February 29, 2024	$46,158	$23,511	$19,459
Total	$46,158	$23,511	$19,459

Effective December 29, 2020, F/m Investments, LLC, d/b/a Oakhurst Capital Advisors was terminated as the Interim Adviser and became the sub-adviser to the Trust’s Funds (the “Sub-Adviser”). The Sub-Adviser is paid a fee equal to the annual rate of 0.025% of each Fund’s average daily net assets. Compensation of the Sub-Adviser is paid by the Adviser (not the Funds) at the annual rate of the average value of each Fund’s daily net assets. The Sub-Adviser’s fee is reduced on a pro-rata basis to the extent that the Adviser reduces its advisory fees or reimburses expenses of the Funds.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Funds’ portfolio securities.

Pursuant to the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (“UFD”) serves as principal underwriter and exclusive agent for the distribution of shares of the Funds. UFD is a wholly-owned subsidiary of Ultimus. UFD is compensated by the Adviser (not the Funds) for its services to the Trust.

Certain officers of the Trust are also officers of Ultimus or UFD.

TRUSTEES’ COMPENSATION

Prior to January 1, 2021, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) received from the Trust an annual fee of $30,000, payable quarterly, $1,000 for each special board meeting attended, plus reimbursement of travel and other expenses incurred in attending meetings.

Effective January 1, 2021, each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives from the Trust an annual fee of $34,500, payable quarterly (except that amount is $35,500 for the Chair of the Committee

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

of Independent Trustees) and reimbursement of travel and other expenses incurred in attending meetings. The annual fee paid to the Independent Trustees shall be increased by $11,500 for each newly established series of the Trust.

Trustees who are affiliated with the Adviser do not receive compensation from the Trust.

Each Fund pays its proportionate share of the Independent Trustees’ fees and expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of February 28, 2021, the following shareholders owned of record 25% or more of the outstanding shares of each Fund:

NAME OF RECORD OWNERS	% Ownership

Oakhurst Fixed Income Fund
Maril & Company (for the benefit of its customers)	59%
National Financial Services LLC (for the benefit of its customers)	27%

Oakhurst Short Duration Bond Fund
Maril & Company (for the benefit of its customers)	76%

Oakhurst Short Duration High Yield Credit Fund
National Financial Services, LLC (for the benefit of its customers)	98%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5.	Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6.	Bank Line of Credit

Oakhurst Fixed Income Fund has an uncommitted senior secured line of credit up to $4,000,000 with its custodian bank which expires on December 18, 2021. Oakhurst Short Duration Bond Fund has an uncommitted senior secured line of credit up to $4,500,000 with its custodian bank which expires on December 18, 2021. Oakhurst Short Duration High Yield Credit Fund has an uncommitted senior secured line of

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

credit up to $2,000,000 with its custodian bank which expires on December 18, 2021. All portfolio securities held by each Fund are pledged as collateral for its line of credit. Borrowings under the lines of credit bear interest at a rate per annum equal to the bank’s Prime Rate at the time of borrowing. As of February 28, 2021, the Prime Rate was 3.25%. During the six months ended February 28, 2021, none of the Funds borrowed under its line of credit.

7.	Risks Associated with Collateralized Mortgage Obligations

Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in collateralized mortgage obligations (“CMOs”). This means each Fund will invest at least 25% of its total assets in agency and non-agency CMOs. The Funds’ investments in CMOs are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on CMOs, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a CMO and cause the Funds to reinvest their assets at a lower prevailing interest rate. CMOs are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of CMOs due to the deceleration of prepayments. CMOs may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in CMOs are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in CMOs, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in CMOs. As of February 28, 2021, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund had 32.0% and 35.2%, respectively, of the value of their net assets invested in CMOs.

8.	Risks Associated with Lower Rated Debt Securities

Oakhurst Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and may adversely affect their values. Such an economic downturn may be expected to result in increased defaults by the issuers

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

9.	Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of February 28, 2021, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund had 15.0%, 26.0% and 58.6%, respectively, of the value of their net assets invested in Rule 144A securities.

10.	Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the following:

On March 31, 2021, Oakhurst Fixed Income Fund, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund paid net investment income dividends of $0.0185, $0.0142, and $0.0434 per share, respectively, to shareholders of record on March 30, 2021.

11.	Liquidity Risk Management Program

The Trust has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the designation of the Adviser as the administrator of the Program. The Adviser maintains Program oversight and reports to the Board on at least an annual basis

F/m FUNDS TRUST
Notes to Financial Statements (Unaudited) (Continued)

regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on October 29, 2020.

During the period covered by the Report, Oakhurst Fixed Income Fund and Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund each had an uncommitted senior secured line of credit with its custodian bank. During the period covered by the Report, the Oakhurst Fixed Income Fund borrowed for one day; for the same period, Oakhurst Short Duration Bond Fund and Oakhurst Short Duration High Yield Credit Fund did not borrow under their respective lines of credit.

Despite increased redemption activity and market volatility related to the COVID-19 pandemic in March 2020, none of the Funds experienced unusual stress or disruption to their operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (September 1, 2020) and held until the end of the period (February 28, 2021).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to each Fund’s prospectus.

F/m FUNDS TRUST
About Your Funds’ Expenses (Unaudited) (Continued)

	Beginning	Ending
	Account	Account		Expenses
	Value	Value	Net	Paid
	September 1,	February 28,	Expense	During
	2020	2021	Ratio(a)	Period(b)

Oakhurst Fixed Income Fund
Based on Actual Fund Return	$1,000.00	$998.90	0.60%	$2.97
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Oakhurst Short Duration Bond Fund
Based on Actual Fund Return	$1,000.00	$1,016.40	0.60%	$3.00
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,021.82	0.60%	$3.01

Oakhurst Fixed Short Duration High Yield Credit Fund
Based on Actual Fund Return	$1,000.00	$1,063.70	0.95%	$4.86
Based on Hypothetical 5%Return (before expenses)	$1,000.00	$1,020.08	0.95%	$4.76

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

F/m FUNDS TRUST
Other Information (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-800-292-6775, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Funds with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit on Form N-PORT. These filings are available upon request by calling 1-800-292-6775. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

F/m FUNDS TRUST
Approval of Interim Advisory Agreements,
New Investment Advisory Agreements and
New Sub-Advisory Agreements (Unaudited)

On September 18, 2020, First Western Financial, Inc., the parent company of First Western Capital Management Company, the investment adviser of the Funds until December 29, 2020 (the “Previous Adviser” or “First Western”), entered into an agreement with Lido Advisors, LLC (“Lido”) and Lido’s affiliate Oakhurst Advisors, LLC (the “New Adviser” or “Oakhurst”) to sell its Los Angeles based fixed-income portfolio management team and its mutual fund business to Lido and Oakhurst. In light of the anticipated transfer of the mutual fund advisory business of the Previous Adviser to Oakhurst, the Board of Trustees of the Trust (the “Board”), including the Independent Trustees voting separately, reviewed and approved F/m Investments, LLC (doing business as Oakhurst Capital Advisors), a subsidiary of F/m Acceleration, LLC (“FMA”), as the interim adviser to the Funds (the “Interim Adviser” or “FMI”); (ii) Oakhurst Capital Management, LLC (“OCM”), as the adviser to the Funds, subject to shareholder approval; and (iii) FMI as the sub-adviser to the Funds (the “Sub-Adviser”), subject to shareholder approval. These approvals took place at a Board meeting held on November 13, 2020, at which all of the Independent Trustees were present by teleconference.

In the course of their consideration of the Interim Advisory Agreements, the New Advisory Agreements and the New Sub-Advisory Agreements (“Agreement” or “Agreements”), the Independent Trustees were advised by independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approvals on behalf of the Funds. The Independent Trustees received and reviewed a variety of information that had been provided by FMI and OCM in response to requests of independent legal counsel on behalf of the Independent Trustees.

In considering the Agreements and reaching their conclusions with respect to the implementation of the Agreements, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors described below.

(i)	The nature, extent, and quality of the services to be provided by FMI (the “Interim Adviser” or the “Sub-Adviser”) and OCM (the “New Adviser”). The Board considered the responsibilities that FMI as the Interim Adviser and the Sub-Adviser and OCM as the New Adviser would have under the Interim Advisory Agreements, the Sub-Advisory Agreements and the New Advisory Agreements, respectively, and the proposed services that FMI/OCM would provide to the Funds including, without limitation, its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objective and limitations, its proposed initial marketing and distribution efforts, and its adherence to compliance procedures and practices. The Trustees considered the scope and quality of the in-house capabilities of FMI/OCM and other resources that FMI/

F/m FUNDS TRUST
Approval of Interim Advisory Agreements,
New Investment Advisory Agreements and
New Sub-Advisory Agreements (Unaudited) (Continued)

OCM would dedicate to performing services for the Funds. The Trustees also considered the business reputation of FMI/OCM, the qualifications of its key investment and compliance personnel, and its financial backing. The quality of FMI/OCM’s administrative and other services, including its role in coordinating the activities of the Funds’ other service providers, were also considered in light of the Funds’ need to adhere to their investment policies as well as applicable laws and regulations and to maintain a robust compliance program. After reviewing the foregoing and additional information provided in the materials provided to the Board, the Board concluded that the quality, extent, and nature of the services to be provided by FMI/OCM to the Funds, whether as Interim Adviser, New Adviser or Sub-Adviser, were satisfactory and adequate.

(ii)	The investment management capabilities and experience of FMI/OCM. The Board considered the investment management experience of FMI/OCM and reviewed its discussion with Lido, Oakhurst and FMA executives earlier in the meeting regarding the investment objective and strategies for each of the Funds as well as FMI/OCM’s experience and plans for implementing such strategies. In particular, the Trustees noted that the Funds’ current investment management team, comprised of three individuals, was expected to become employees of FMI and to continue management of the Funds. The Board also reviewed information from FMA, the parent of FMI/OCM, regarding prior experience in the financial industry as well as business reputation, the qualifications of key investment and compliance personnel, and financial resources. Given that the portfolio management team would remain the same under FMI/OCM as under the Current Adviser, the Board made note of the short-term and long-term investment performance of the Funds as compared to their respective benchmarks and to that of competitive funds with similar investment objectives. After consideration of these and other factors, the Board determined that FMI had the requisite knowledge and experience to serve as the Interim Adviser and the Sub-Adviser for each of the Funds, and that OCM had the requisite knowledge and experience to serve as the New Adviser for each of the Funds.

(iii)	The costs of the services to be provided and profits to be realized by FMI/OCM and its affiliates from the relationship with the Funds. In reviewing the fees payable under the Interim Advisory Agreements and the New Advisory Agreements, the Trustees noted that such fees would be the same as those payable under the Funds’ current investment advisory agreements with First Western and then compared the advisory fees and overall expense levels of each Fund with those of competitive funds with similar investment objectives. The Trustees also noted that the sub-advisory fees payable under the Sub-Advisory Agreements would

F/m FUNDS TRUST
Approval of Interim Advisory Agreements,
New Investment Advisory Agreements and
New Sub-Advisory Agreements (Unaudited) (Continued)

be paid by the New Adviser and not by the Funds. The Board considered FMI/ OCM’s financial condition and its expected level of commitment to the Funds as well as the overall expenses and fees of the Funds, including the advisory fee. The Board noted the Expense Limitation Agreements currently in effect and the Interim Adviser’s and the New Adviser’s intent to enter into expense limitation agreements on the same terms as the current ones. The Trustees also considered information provided to them concerning FMI/OCM’s estimated profitability with respect to each Fund, including the assumptions and methodology used in preparing the profitability information, in light of applicable case law relating to advisory fees. For these purposes, the Trustees took into account not only the fees to be paid by the Funds, but also so-called “fallout” benefits to FMA as well as FMI/OCM. Upon further consideration and discussion of the foregoing, the Board concluded that the proposed advisory fee and total expense limit for the Funds were within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances and were fair and reasonable.

(iv)	The extent to which the Funds and their respective investors would benefit from economies of scale. In this regard, the Independent Trustees noted that the Funds would need to realize considerable growth in assets before FMI as the Interim Adviser and OCM as the New Adviser would start to receive its full advisory fees from the Funds. The Independent Trustees concluded that, given the Funds’ current asset levels, it would not be appropriate to consider the extent to which economies of scale were being realized and that it would not be necessary or appropriate at this time to consider adding fee breakpoints to the advisory fee schedules for the Funds.

(v)	Brokerage and portfolio transactions. The Board considered FMI/OCM’s representations that all of the Funds’ portfolio trades would be executed based on the best price and execution available, and that FMI/OCM at this time did not participate in any soft dollar or directed brokerage arrangements. After further review and discussion, the Board determined that FMI/OCM’s practices regarding brokerage and portfolio transactions for the Funds were satisfactory.

In conclusion, the Trustees did not identify any single factor as all-important or controlling in their determination to approve the continuance of the Agreements. The Trustees, including all of the Independent Trustees, concluded that the terms of each Agreement were fair and reasonable, that the Interim Adviser’s and the New Adviser’s fees were reasonable in light of the services to be provided to the Funds and the benefits received by the Interim Adviser and the New Adviser respectively, and that the approval of the Agreements was in the best interests of each Fund and its shareholders.

F/m FUNDS TRUST
Results of Special Meeting of Shareholders (Unaudited)

On December 28, 2020, a Special Meeting of Shareholders of the Trust (the “Meeting”) was held for the purpose of voting on four proposals, all of which were approved by shareholders: (i) the election of four nominees to serve on the Board of Trustees of the Trust; (ii) the approval, with respect to each Fund, of a new investment advisory agreement between the Trust and Oakhurst Capital Management, LLC; (iii) the approval, with respect to each Fund, of a new investment sub-advisory agreement among the Trust, Oakhurst Capital Management, LLC and F/m Investments, LLC, doing business as Oakhurst Capital Advisors; and (iv) the approval, with respect to each Fund, of a “manager of managers” structure that would allow Oakhurst Capital Management, LLC or F/m Investments, LLC and the Funds to enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers and affiliated sub-advisers without obtaining additional shareholder approval, subject to certain conditions.

The number of outstanding shares of each Fund and the number of shareholders who voted their proxies is listed below. There were no shareholders present at the Meeting voting on any of the proposals.

	Shares	Shares	% of Total
Fund	Outstanding	Voted	Shares Voted
Oakhurst Fixed Income Fund	9,680,870	9,374,278	96.83%
Oakhurst Short Duration Bond Fund	13,315,342	12,400,949	93.13%
Oakhurst Short Duration High Yield Credit Fund	4,671,914	4,267,900	91.35%

The total number of shares of the Trust voting by proxy at the Meeting on Proposal 1 represented 94.13% of the total shares of the Trust entitled to vote at the Meeting. The total number of shares of each Fund voting by proxy at the Meeting on Proposals 2, 3 and 4 represented the following percentages of the total shares entitled to vote at the meeting - Oakhurst Fixed Income Fund – 96.83%; Oakhurst Short Duration Bond Fund – 91.13% and Oakhurst Short Duration High Yield Credit Fund – 91.35%.

THE RESULTS OF THE VOTING WITH RESPECT TO EACH PROPOSAL IS SET FORTH BELOW:

Proposal 1: To elect four nominees to serve on the Board of Trustees

Each nominee/trustee was elected to the Board of Trustees as follows.

Nominee/Trustee	Affirmative	Withhold
Alexander Morris	26,043,127	0
Debra L. McGinty-Poteet	26,043,127	0
E. Keith Wirtz	26,043,127	0
John R. Hildebrand	26,043,127	0

F/m FUNDS TRUST
Results of Special Meeting of Shareholders (Unaudited) (Continued)

Proposal 2: To approve, with respect to each Fund, a new investment advisory agreement between the Trust and Oakhurst Capital Management, LLC

Proposal 2 was approved by shareholders as follows:

Oakhurst Fixed Income Fund

For	Against	Abstain	% Voted in Favor
9,313,565	0	0	100%

Oakhurst Short Duration Bond Fund

For	Against	Abstain	% Voted in Favor
12,210,609	0	0	100%

Oakhurst Short Duration High Yield Credit Fund

For	Against	Abstain	% Voted in Favor
4,267,900	0	0	100%

Proposal 3: To approve, with respect to each Fund, a new sub-advisory agreement between Oakhurst Capital Management, LLC and F/m Investments, LLC, doing business as Oakhurst Advisers:

Proposal 3 was approved by shareholders as follows:

Oakhurst Fixed Income Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
9,313,565	0	0	100.00%

Oakhurst Short Duration Bond Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
12,210,609	0	0	100.00%

F/m FUNDS TRUST
Results of Special Meeting of Shareholders (Unaudited) (Continued)

Oakhurst Short Duration High Yield Credit Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
4,267,900	0	0	100.00%

Proposal 4: To approve, with respect to each Fund, a “manager of managers” structure that would allow Oakhurst Capital Management, LLC or F/m Investments, LLC and the Funds to enter into and materially amend investment sub-advisory agreements with unaffiliated sub-advisers and affiliated sub-advisers without obtaining additional shareholder approval, subject to certain conditions.

Proposal 4 was approved by shareholders as follows:

Oakhurst Fixed Income Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
9,311,504	2,061	0	99.33%

Oakhurst Short Duration Bond Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
12,161,483	49,126	0	98.07%

Oakhurst Short Duration High Yield Credit Fund

Number of Shares
For	Against	Abstain	% Voted in Favor
4,242,185	25,715	0	99.40%

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F/m FUNDS TRUST

Investment Adviser	Custodian

Oakhurst Capital	U.S. Bank, N.A.
Management, LLC	425 Walnut Street
1875 Century Park E,	Cincinnati, OH 45202
Suite 950,
Los Angeles, CA 90067

Board of Trustees
Sub-Adviser
Alexander Morris
F/m Investments, LLC	Debra L. McGinty-Poteet
d/b/a Oakhurst Capital Advisors	E. Keith Wirtz
3050 K Street, NW,	John R. Hildebrand
Suite W-170
Washington, D.C. 20007

Executive Officers

Alexander Morris, President
Theresa M. Bridge, Treasurer
Administrator	Linda J. Hoard, Secretary
Matthew Swendiman, Chief Compliance
Ultimus Fund Solutions, LLC	Officer
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-292-6775
Distributor
Legal Counsel
Ultimus Fund Distributors, LLC
Sullivan & Worcester LLP	225 Pictoria Drive, Suite 450
1666 K Street, NW	Cincinnati, OH 45246
Washington, D.C. 20006

Oakhurst-SAR-21

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(a)(4) Change in the registrant’s independent public accountants: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	F/m Funds Trust

By (Signature and Title)*		/s/ Alexander Morris

Alexander Morris, President and Principal Executive Officer

Date	May 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Alexander Morris

Alexander Morris, President and Principal Executive Officer

Date	May 4, 2021

By (Signature and Title)*		/s/ Theresa M. Bridge

Theresa M. Bridge, Treasurer and Principal Accounting Officer

Date	May 4, 2021

* Print the name and title of each signing officer under his or her signature.